Developed International Equity Select ETF (RNDM)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 90.9%
	Australia – 5.8%
1,768	AGL Energy Ltd.	$25,471
1,413	ASX Ltd.	77,749
10,239	Aurizon Holdings Ltd.	37,579
18,668	AusNet Services	22,270
4,017	Australia & New Zealand Banking Group Ltd.	69,430
9,970	Bendigo & Adelaide Bank Ltd.	68,425
5,299	Brambles Ltd.	43,582
1,417	Commonwealth Bank of Australia	79,451
14,501	Insurance Australia Group Ltd.	77,949
874	Macquarie Group Ltd.	84,548
3,857	National Australia Bank Ltd.	66,665
23,724	Orica Ltd.	365,930
9,121	QBE Insurance Group Ltd.	82,441
11,204	Sonic Healthcare Ltd.	226,044
8,662	Suncorp Group Ltd.	78,778
7,523	Sydney Airport	45,718
23,979	Tabcorp Holdings Ltd.	76,228
27,092	Telstra Corp., Ltd.	67,302
4,112	Transurban Group	43,024
2,922	Wesfarmers Ltd.	84,891
3,120	Woolworths Group Ltd.	79,171
		1,802,646
	Austria – 0.2%
175	ams AG (b)	7,101
165	ANDRITZ AG	7,107
450	Erste Group Bank AG	16,940
328	OMV AG	18,425
642	Raiffeisen Bank International AG	16,124
288	voestalpine AG	8,031
		73,728
	Belgium – 1.1%
461	Ageas	27,241
2,044	Anheuser-Busch InBev S.A./N.V.	166,706
116	Colruyt S.A.	6,048
96	Galapagos N.V. (b)	20,083
266	Groupe Bruxelles Lambert S.A.	28,035
394	KBC Group N.V.	29,637
318	Proximus S.A.D.P.	9,103
162	Solvay S.A.	18,771
135	Telenet Group Holding N.V.	6,066
202	UCB S.A.	16,065
444	Umicore S.A.	21,595
		349,350
	Bermuda – 0.7%
4,222	CK Infrastructure Holdings Ltd.	30,044
5,532	Hiscox Ltd.	104,346
4,000	Hongkong Land Holdings Ltd.	23,000
300	Jardine Matheson Holdings Ltd.	16,680
12,101	Kerry Properties Ltd.	38,435
Shares	Description	Value

	Bermuda (Continued)
4,000	Nine Dragons Paper Holdings Ltd.	$4,158
		216,663
	Canada – 4.7%
1,625	Algonquin Power & Utilities Corp.	22,988
1,427	Bank of Montreal	110,595
1,850	Bank of Nova Scotia (The)	104,499
1,280	BCE, Inc.	59,301
1,274	Canadian Imperial Bank of Commerce	106,017
755	Canadian Utilities Ltd., Class A	22,774
507	Emera, Inc.	21,782
526	Fortis, Inc.	21,825
880	George Weston Ltd.	69,815
1,204	Hydro One Ltd. (c) (d)	23,254
1,044	Intact Financial Corp.	112,894
1,300	Loblaw Cos., Ltd.	67,075
1,682	Metro, Inc.	69,415
2,112	National Bank of Canada	117,233
4,533	Power Financial Corp.	121,969
1,271	Rogers Communications, Inc., Class B	63,112
1,296	Royal Bank of Canada	102,548
3,769	Shaw Communications, Inc., Class B	76,480
1,740	TELUS Corp.	67,373
1,802	Toronto-Dominion Bank (The)	101,066
		1,462,015
	Cayman Islands – 0.6%
5,332	CK Asset Holdings Ltd.	38,490
4,390	CK Hutchison Holdings Ltd.	41,859
6,668	Wharf Real Estate Investment Co., Ltd.	40,689
58,000	Xinyi Glass Holdings Ltd.	76,814
		197,852
	Denmark – 2.0%
24	AP Moller - Maersk A.S., Class B	34,614
118	Carlsberg A.S., Class B	17,603
487	Chr Hansen Holding A.S.	38,701
344	Coloplast A.S., Class B	42,673
1,198	Danske Bank A.S.	19,386
1,615	Demant A.S. (b)	50,861
283	DSV Panalpina A.S.	32,617
204	Genmab A.S. (b)	45,367
1,019	GN Store Nord A.S.	47,922
1,247	H Lundbeck A.S.	47,620
1,087	ISS A.S.	26,082
805	Novo Nordisk A.S., Class B	46,722
984	Novozymes A.S., Class B	48,152
297	Orsted A.S. (c) (d)	30,717
434	Pandora A.S.	18,880

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
211	Royal Unibrew A.S.	$19,320
78	SimCorp A.S.	8,869
582	Tryg A.S.	17,254
453	Vestas Wind Systems A.S.	45,777
		639,137
	Finland – 1.3%
343	Elisa OYJ	18,948
991	Fortum OYJ	24,455
523	Huhtamaki OYJ	24,275
157	Kesko OYJ, Class B	11,109
366	Kone OYJ, Class B	23,926
558	Metso OYJ	22,019
981	Neste OYJ	34,134
12,838	Nokia OYJ	47,464
271	Nokian Renkaat OYJ	7,791
6,826	Nordea Bank Abp	55,125
1,219	Sampo OYJ, Class A	53,204
2,072	Stora Enso OYJ, Class R	30,133
845	UPM-Kymmene OYJ	29,298
1,861	Wartsila OYJ Abp	20,562
		402,443
	France – 10.5%
1,133	Air Liquide S.A.	160,386
2,153	AXA S.A.	60,641
2,845	CNP Assurances	56,581
2,321	Danone S.A.	192,396
1,965	Eiffage S.A.	224,822
2,579	Engie S.A.	41,657
739	Eurazeo SE	50,565
13,565	Getlink SE	235,998
296	Hermes International	221,194
2,855	Legrand S.A.	232,626
730	L’Oreal S.A.	216,174
4,750	Orange S.A.	69,904
1,148	Pernod Ricard S.A.	205,261
4,003	Sanofi	402,409
1,125	Sodexo S.A.	133,321
2,678	Suez	40,508
5,469	TOTAL S.A.	301,821
1,661	Veolia Environnement S.A.	44,175
1,892	Vinci S.A.	210,103
4,603	Vivendi S.A.	133,314
398	Wendel S.A.	52,903
		3,286,759
	Germany – 6.9%
263	Allianz SE	64,430
1,623	BASF SE	122,612
2,686	Bayerische Motoren Werke AG	220,362
1,603	Beiersdorf AG	191,766
392	Deutsche Boerse AG	61,625
3,108	Deutsche Post AG	118,567
3,956	Deutsche Telekom AG	64,654
1,677	Deutsche Wohnen SE	68,509
Shares	Description	Value

	Germany (Continued)
3,247	E.ON SE	$34,688
1,224	Fraport AG Frankfurt Airport Services Worldwide	104,043
362	Hannover Rueck SE	69,963
1,436	HeidelbergCement AG	104,635
1,911	Henkel AG & Co., KGaA (Preference Shares)	197,637
535	LEG Immobilien AG	63,342
1,243	Merck KGaA	146,887
237	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69,917
1,010	RWE AG	30,985
969	Siemens AG	126,670
1,167	Symrise AG	122,786
23,806	Telefonica Deutschland Holding AG	69,001
963	Uniper SE	31,877
1,207	Vonovia SE	64,987
		2,149,943
	Greece – 0.1%
551	Hellenic Telecommunications Organization S.A.	8,814
495	OPAP S.A.	6,435
		15,249
	Hong Kong – 2.2%
4,066	AIA Group Ltd.	42,683
3,021	CLP Holdings, Ltd.	31,752
16,267	Hang Lung Properties Ltd.	35,697
1,772	Hang Seng Bank Ltd.	36,612
8,433	Henderson Land Development Co., Ltd.	41,395
15,519	Hong Kong & China Gas Co., Ltd.	30,312
1,303	Hong Kong Exchanges & Clearing Ltd.	42,306
9,334	Hysan Development Co., Ltd.	36,594
19,048	MTR Corp., Ltd.	112,568
29,155	New World Development Co., Ltd.	39,959
4,368	Power Assets Holdings Ltd.	31,951
24,182	Sino Land Co., Ltd.	35,130
2,500	Sun Hung Kai Properties Ltd.	38,275
4,015	Swire Pacific Ltd., Class A	37,304
16,933	Wharf Holdings (The) Ltd.	43,070
7,091	Wheelock & Co., Ltd.	47,275
		682,883
	Ireland – 0.7%
2,124	Bank of Ireland Group PLC	11,631
906	CRH PLC	36,250
1,725	Glanbia PLC	19,852
183	Kerry Group PLC, Class A	22,806
639	Kingspan Group PLC	39,028

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
2,386	Ryanair Holdings PLC (b)	$39,155
1,049	Smurfit Kappa Group PLC	40,313
		209,035
	Israel – 0.4%
169	Azrieli Group Ltd.	12,357
1,684	Bank Hapoalim BM	13,971
1,866	Bank Leumi Le-Israel BM	13,585
52	Elbit Systems Ltd.	8,095
1,614	Israel Chemicals Ltd.	7,595
3,019	Israel Discount Bank Ltd., Class A	13,997
534	Mizrahi Tefahot Bank Ltd.	14,226
139	Nice, Ltd. (b)	21,559
2,327	Teva Pharmaceutical Industries Ltd. (b)	23,052
		128,437
	Italy – 2.2%
19,370	A2A S.p.A.	36,328
286	Amplifon S.p.A.	8,225
1,787	Assicurazioni Generali S.p.A.	36,872
755	Atlantia S.p.A.	17,607
796	Buzzi Unicem S.p.A	20,045
1,834	Davide Campari-Milano S.p.A.	16,746
60	DiaSorin S.p.A.	7,767
4,761	Enel S.p.A.	37,767
3,879	Eni S.p.A.	60,245
3,272	FinecoBank Banca Fineco S.p.A.	39,234
8,662	Hera S.p.A.	37,893
1,264	Infrastrutture Wireless Italiane S.p.A. (c) (d)	12,378
14,606	Intesa Sanpaolo S.p.A.	38,477
5,508	Italgas S.p.A.	33,635
1,552	Leonardo S.p.A.	18,192
3,171	Mediobanca Banca di Credito Finanziario S.p.A.	34,908
465	Moncler S.p.A.	20,900
3,047	Poste Italiane S.p.A. (c) (d)	34,588
11,747	Snam S.p.A.	61,746
22,978	Telecom Italia S.p.A. (b)	14,341
5,534	Terna Rete Elettrica Nazionale S.p.A	36,959
6,504	Unipol Gruppo S.p.A.	37,295
13,023	UnipolSai Assicurazioni S.p.A.	37,834
		699,982
	Japan – 11.1%
10,200	ANA Holdings, Inc.	341,893
12,000	Chugoku Electric Power (The) Co., Inc.	157,931
11,500	Japan Airlines Co., Ltd.	359,537
6,800	Japan Post Bank Co., Ltd.	65,713
7,100	Japan Post Holdings Co., Ltd.	67,043
40,200	Japan Tobacco, Inc.	899,972
42,800	Mizuho Financial Group, Inc.	66,295
Shares	Description	Value

	Japan (Continued)
2,000	MS&AD Insurance Group Holdings, Inc.	$66,467
44,800	Sekisui House Ltd.	962,135
1,900	Sumitomo Mitsui Financial Group, Inc.	70,611
1,700	Sumitomo Realty & Development Co., Ltd.	59,642
4,100	West Japan Railway Co.	356,248
		3,473,487
	Luxembourg – 0.6%
1,760	ArcelorMittal S.A.	30,880
7,486	Aroundtown S.A.	67,042
2,722	Grand City Properties S.A.	65,279
1,076	Tenaris S.A.	12,130
		175,331
	Netherlands – 4.5%
397	Aalberts N.V.	17,817
1,971	ABN AMRO Bank N.V. (c) (d)	35,860
24	Adyen N.V. (b) (c) (d)	19,679
8,354	Aegon N.V.	38,111
278	Akzo Nobel N.V.	28,265
129	Argenx SE (b)	20,779
1,164	ASM International N.V.	130,762
433	ASML Holding N.V.	128,078
941	ASR Nederland N.V.	35,212
672	Euronext N.V. (c) (d)	54,762
517	EXOR N.V.	40,061
930	Heineken Holding N.V.	90,131
857	Heineken N.V.	91,246
335	IMCD N.V.	29,235
3,320	ING Groep N.V.	39,803
2,244	Koninklijke Ahold Delhaize N.V.	56,119
206	Koninklijke DSM N.V.	26,827
10,433	Koninklijke KPN N.V.	30,790
1,938	Koninklijke Philips N.V.	94,606
306	Koninklijke Vopak N.V.	16,589
980	NN Group N.V.	37,177
1,049	OCI N.V. (b)	22,062
4,277	QIAGEN N.V. (b)	146,132
320	Randstad N.V.	19,541
402	SBM Offshore N.V.	7,481
1,541	Unilever N.V.	88,553
769	Wolters Kluwer N.V.	56,085
		1,401,763
	New Zealand – 0.3%
1,540	a2 Milk Co., Ltd. (b)	15,572
2,152	Auckland International Airport Ltd.	12,676
1,968	Fisher & Paykel Healthcare Corp., Ltd.	29,412
3,966	Spark New Zealand Ltd.	11,561
258	Xero Ltd. (b)	14,484
		83,705

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Norway – 0.7%
275	Aker ASA, Class A	$17,025
1,013	Aker BP ASA	33,231
831	DNB ASA	15,523
1,424	Equinor ASA	28,466
738	Gjensidige Forsikring ASA	15,488
1,787	Leroy Seafood Group ASA	11,867
471	Mowi ASA	12,243
3,463	Norsk Hydro ASA	12,875
1,193	Orkla ASA	12,089
250	Salmar ASA	12,794
607	Schibsted ASA, Class A	18,343
1,305	Telenor ASA	23,404
224	Tomra Systems ASA	7,103
285	Yara International ASA	11,855
		232,306
	Portugal – 0.2%
18,405	Banco Comercial Portugues S.A., Class R	4,187
4,998	EDP - Energias de Portugal S.A.	21,662
1,058	Galp Energia SGPS S.A.	17,683
564	Jeronimo Martins SGPS S.A.	9,278
		52,810
	Singapore – 1.0%
1,500	BOC Aviation Ltd. (c) (d)	15,255
8,700	CapitaLand Ltd.	24,257
3,100	City Developments Ltd.	25,239
4,200	ComfortDelGro Corp., Ltd.	7,432
1,200	DBS Group Holdings Ltd.	23,091
11,500	Genting Singapore Ltd.	7,866
300	Jardine Cycle & Carriage Ltd.	6,714
3,300	Keppel Corp., Ltd.	16,611
2,800	Oversea-Chinese Banking Corp., Ltd.	22,859
4,000	SATS Ltd.	15,049
1,100	Singapore Airlines Ltd.	7,394
3,600	Singapore Exchange Ltd.	23,715
5,000	Singapore Technologies Engineering Ltd.	14,647
16,700	Singapore Telecommunications Ltd.	41,845
1,200	United Overseas Bank Ltd.	23,564
4,100	UOL Group Ltd.	25,363
6,800	Wilmar International Ltd.	20,831
		321,732
	South Korea – 4.4%
585	Hana Financial Group, Inc.	18,666
117	Hyundai Heavy Industries Holdings Co., Ltd.	34,196
622	Hyundai Steel Co.	16,916
1,562	Industrial Bank of Korea	15,938
551	Kangwon Land, Inc.	14,103
483	KB Financial Group, Inc.	19,901
1,097	Korea Electric Power Corp.	26,371
Shares	Description	Value

	South Korea (Continued)
54	Korea Zinc Co., Ltd.	$19,845
1,184	KT Corp., ADR	13,735
1,080	KT&G Corp.	87,599
81	LG Chem Ltd.	22,238
583	LG Corp.	37,205
1,190	LG Uplus Corp.	14,612
2,750	Mirae Asset Daewoo Co., Ltd.	17,954
219	NCSoft Corp.	102,451
107	POSCO	21,882
455	Samsung C&T Corp.	42,689
5,272	Samsung Electronics Co., Ltd.	254,380
92	Samsung Fire & Marine Insurance Co., Ltd.	19,371
290	Samsung Life Insurance Co., Ltd.	18,682
1,357	Samsung SDS Co., Ltd.	228,230
493	Shinhan Financial Group Co., Ltd.	18,480
1,268	SK Holdings Co., Ltd.	287,272
171	SK Innovation Co., Ltd.	22,180
67	SK Telecom Co., Ltd.	13,789
		1,388,685
	Spain – 2.9%
228	Acciona S.A.	23,989
605	ACS Actividades de Construccion y Servicios S.A.	24,193
132	Aena SME S.A. (c) (d)	25,245
923	Amadeus IT Group S.A.	75,372
6,255	Banco Bilbao Vizcaya Argentaria S.A.	34,962
34,097	Banco de Sabadell S.A.	39,776
8,003	Banco Santander S.A.	33,484
17,259	Bankia S.A.	36,831
5,161	Bankinter S.A.	37,814
12,407	CaixaBank S.A.	38,940
1,150	Cellnex Telecom S.A. (c) (d)	49,496
1,728	Enagas S.A.	44,077
1,522	Endesa S.A.	40,615
836	Ferrovial S.A.	25,291
1,078	Grifols S.A.	38,005
3,852	Iberdrola S.A.	39,665
2,578	Industria de Diseno Textil S.A.	90,945
12,101	Mapfre S.A.	32,034
1,509	Naturgy Energy Group S.A.	37,915
1,971	Red Electrica Corp. S.A.	39,630
1,898	Repsol S.A.	29,657
2,186	Siemens Gamesa Renewable Energy S.A.	38,338
6,224	Telefonica S.A.	43,473
		919,747
	Sweden – 2.5%
1,236	AAK AB	23,489
1,919	Alfa Laval AB	48,332
1,702	Assa Abloy AB, Class B	39,795

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
1,265	Axfood AB	$28,146
1,057	Castellum AB	24,827
1,010	Electrolux AB, Class B	24,791
821	Essity AB, Class B	26,454
1,373	Fabege AB	22,824
597	Fastighets AB Balder, Class B (b)	27,612
3,150	Husqvarna AB, Class B	25,230
582	ICA Gruppen AB	27,166
1,033	Industrivarden AB, Class C	24,914
463	Investor AB, Class B	25,270
1,092	Kinnevik AB, Class B	26,699
601	L E Lundbergforetagen AB, Class B	26,372
2,987	Nibe Industrier AB, Class B	51,791
2,432	Sandvik AB	47,426
2,473	Securitas AB, Class B	42,628
2,462	Skandinaviska Enskilda Banken AB, Class A	23,152
1,870	Skanska AB, Class B	42,266
2,292	SKF AB, Class B	46,347
2,416	Svenska Handelsbanken AB, Class A	26,027
1,685	Tele2 AB, Class B	24,439
5,602	Telia Co., AB	24,073
2,697	Volvo AB, Class B	45,179
		795,249
	Switzerland – 10.4%
2,513	ABB Ltd.	60,683
892	Adecco Group AG	56,425
287	Baloise Holding AG	51,896
141	Barry Callebaut AG	311,488
9	Belimo Holding AG	67,793
39	Chocoladefabriken Lindt & Spruengli AG	302,836
54	EMS-Chemie Holding AG	35,515
267	Flughafen Zurich AG	48,749
103	Geberit AG	57,811
12	Givaudan S.A.	37,582
373	Helvetia Holding AG	52,724
335	Kuehne + Nagel International AG	56,491
2,672	Nestle S.A.	289,287
6,606	Novartis AG	627,290
669	Pargesa Holding S.A.	55,612
67	Partners Group Holding AG	61,434
405	PSP Swiss Property AG	55,908
1,968	Roche Holding AG	638,512
20	SGS S.A.	54,784
108	Swiss Life Holding AG	54,212
526	Swiss Prime Site AG	60,818
493	Swiss Re AG	55,372
58	Swisscom AG	30,720
4,531	UBS Group AG	57,234
Shares	Description	Value

	Switzerland (Continued)
134	Zurich Insurance Group AG	$54,982
		3,236,158
	United Kingdom – 12.9%
4,336	Admiral Group PLC	132,617
3,605	Compass Group PLC	90,251
7,189	Croda International PLC	487,555
6,657	Diageo PLC	282,216
30,589	Direct Line Insurance Group PLC	126,619
12,644	GlaxoSmithKline PLC	297,951
14,702	HSBC Holdings PLC	115,268
1,487	InterContinental Hotels Group PLC	102,581
4,996	National Grid PLC	62,491
3,904	RELX PLC	98,538
13,704	Rightmove PLC	115,013
27,314	Royal Dutch Shell PLC, Class A	808,626
17,190	RSA Insurance Group PLC	128,786
2,035	Severn Trent PLC	67,793
11,260	Smith & Nephew PLC	273,317
30,146	Tate & Lyle PLC	303,558
4,537	Unilever PLC	261,452
5,335	United Utilities Group PLC	66,668
1,757	Whitbread PLC	112,782
37,670	Wm Morrison Supermarkets PLC	99,696
		4,033,778
	Total Common Stocks	28,430,873
	(Cost $26,675,282)
REAL ESTATE INVESTMENT TRUSTS (a) – 8.7%
	Australia – 1.0%
9,602	Dexus	78,837
18,597	GPT (The) Group	73,083
29,149	Scentre Group	78,344
44,575	Vicinity Centres	77,888
		308,152
	Belgium – 0.1%
139	Warehouses De Pauw CVA	25,290
	Canada – 1.7%
2,599	Allied Properties Real Estate Investment Trust	104,216
2,556	Canadian Apartment Properties REIT	104,342
6,309	First Capital Real Estate Investment Trust	100,425
6,020	H&R Real Estate Investment Trust	97,819
5,278	RioCan Real Estate Investment Trust	108,767
		515,569
	France – 0.6%
520	Covivio	59,028

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	France (Continued)
350	Gecina S.A.	$62,658
615	ICADE	66,950
		188,636
	Hong Kong – 0.2%
58,000	Champion REIT	38,333
3,200	Link REIT	33,879
		72,212
	Japan – 2.6%
20	Advance Residence Investment Corp.	63,320
23	Daiwa House REIT Investment Corp.	60,032
8	Daiwa Office Investment Corp.	61,405
49	GLP J-REIT	60,836
88	Japan Hotel REIT Investment Corp.	65,764
14	Japan Prime Realty Investment Corp.	61,396
10	Japan Real Estate Investment Corp.	66,265
31	Japan Retail Fund Investment Corp.	66,562
9	Nippon Building Fund, Inc.	65,850
24	Nippon Prologis REIT, Inc.	61,052
36	Nomura Real Estate Master Fund, Inc.	61,494
30	Orix JREIT, Inc.	64,967
34	United Urban Investment Corp.	63,710
		822,653
	Multinational – 0.1%
238	Unibail-Rodamco-Westfield	37,549
	Singapore – 0.4%
9,900	Ascendas Real Estate Investment Trust	21,862
14,900	CapitaLand Commercial Trust	22,046
11,700	CapitaLand Mall Trust	21,400
13,500	Mapletree Commercial Trust	23,990
19,100	Mapletree Logistics Trust	24,710
16,300	Suntec Real Estate Investment Trust	22,300
		136,308
	Spain – 0.2%
2,701	Inmobiliaria Colonial Socimi S.A.	34,417
2,334	Merlin Properties Socimi S.A.	33,485
		67,902
	United Kingdom – 1.8%
2,725	Derwent London PLC	144,742
10,723	Land Securities Group PLC	140,616
11,326	Segro PLC	134,602
Shares	Description	Value

	United Kingdom (Continued)
8,409	Unite Group (The) PLC	$140,346
		560,306
	Total Real Estate Investment Trusts	2,734,577
	(Cost $2,440,443)
	Total Investments – 99.6%	31,165,450
	(Cost $29,115,725) (e)
	Net Other Assets and Liabilities – 0.4%	119,172
	Net Assets – 100.0%	$31,284,622

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,734,097 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $684,372. The net unrealized appreciation was $2,049,725.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,430,873	$ 28,430,873	$ —	$ —
Real Estate Investment Trusts*	2,734,577	2,734,577	—	—
Total Investments	$ 31,165,450	$ 31,165,450	$—	$—

*	See Portfolio of Investments for country breakout.

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	32.1%
British Pound Sterling	15.1
Japanese Yen	13.8
Swiss Franc	10.4
Australian Dollar	6.8
Canadian Dollar	6.4
South Korean Won	4.4
Hong Kong Dollar	3.3
Swedish Krona	2.7
Danish Krone	2.1
Singapore Dollar	1.4
Norwegian Krone	0.7
Israeli Shekel	0.4
New Zealand Dollar	0.2
United States Dollar	0.2
Total	100.0%

Sector Allocation	% of Total Investments
Financials	16.4%
Consumer Staples	15.8
Industrials	14.7
Real Estate	12.5
Health Care	10.6
Consumer Discretionary	7.4
Materials	6.3
Utilities	4.6
Energy	4.5
Communication Services	4.2
Information Technology	3.0
Total	100.0%

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.1%
	Bermuda – 0.2%
38,000	Beijing Enterprises Water Group Ltd.	$19,214
	Brazil – 14.4%
28,862	Ambev S.A.	133,953
34,349	Atacadao S.A.	199,381
12,691	BB Seguridade Participacoes S.A.	118,938
740	Cia de Saneamento do Parana	18,657
2,524	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	14,168
3,181	EDP - Energias do Brasil S.A.	17,476
5,364	Embraer S.A. (b)	26,309
1,248	Energisa S.A.	16,607
2,033	Eneva S.A. (b)	22,080
1,404	Engie Brasil Energia S.A.	17,730
3,108	Equatorial Energia S.A.	17,608
1,875	Fleury S.A.	14,230
1,477	Hypera S.A.	13,104
9,353	Iguatemi Empresa de Shopping Centers S.A.	122,995
12,691	Itau Unibanco Holding S.A. (Preference Shares)	117,045
33,730	Itausa - Investimentos Itau S.A. (Preference Shares)	118,143
33,757	Klabin S.A.	154,490
15,409	Multiplan Empreendimentos Imobiliarios S.A.	126,790
3,065	Odontoprev S.A.	12,854
7,549	Porto Seguro S.A.	117,738
3,921	Rumo S.A. (b)	25,440
1,013	Telefonica Brasil S.A. (Preference Shares)	14,600
4,673	TIM Participacoes S.A.	18,203
2,165	Transmissora Alianca de Energia Eletrica S.A.	16,781
3,965	WEG S.A.	34,163
		1,509,483
	Cayman Islands – 1.2%
171,000	Zhenro Properties Group Ltd. (c)	122,890
	Chile – 1.3%
177,384	Banco de Chile	18,801
352,558	Banco Santander Chile	20,161
7,477	Cencosud S.A.	9,844
3,839	Empresas CMPC S.A.	9,394
1,303	Empresas COPEC S.A.	11,697
178,674	Enel Americas S.A.	39,681
1,113	Latam Airlines Group S.A.	11,168
2,202	SACI Falabella	9,491
324	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	8,665
		138,902
Shares	Description	Value

	China – 16.3%
286,094	Agricultural Bank of China Ltd., Class H	$125,932
285,194	Bank of China Ltd., Class H	121,876
171,897	Bank of Communications Co., Ltd., Class H	122,212
76,197	CGN Power Co., Ltd., Class H (c) (d)	20,339
210,200	China CITIC Bank Corp., Ltd., Class H	125,975
60,800	China Communications Construction Co., Ltd., Class H	49,546
146,598	China Construction Bank Corp., Class H	126,613
164,598	China Minsheng Banking Corp., Ltd., Class H	124,415
175,998	China Petroleum & Chemical Corp., Class H	105,929
26,000	China Shenhua Energy Co., Ltd., Class H	54,320
181,994	China Telecom Corp., Ltd., Class H	74,971
68,200	CRRC Corp., Ltd., Class H	49,713
40,800	Huaneng Power International, Inc., Class H	20,630
167,398	Industrial & Commercial Bank of China Ltd., Class H	128,895
280,000	People’s Insurance Co Group of China (The) Ltd., Class H	116,423
203,600	PetroChina Co., Ltd., Class H	102,162
9,600	Ping An Insurance Group Co. of China Ltd., Class H	113,466
183,400	Postal Savings Bank of China Co., Ltd., Class H (c) (d)	124,741
		1,708,158
	Colombia – 0.5%
3,349	Bancolombia S.A. (Preference Shares)	46,661
	Egypt – 0.2%
4,385	Commercial International Bank Egypt SAE	22,676
	Hong Kong – 3.1%
10,400	Beijing Enterprises Holdings Ltd.	47,714
33,100	BOC Hong Kong Holdings Ltd.	114,902
32,000	China Merchants Port Holdings Co., Ltd.	54,125
9,900	China Mobile Ltd.	83,217
10,400	Guangdong Investment Ltd.	21,755
		321,713
	Hungary – 0.5%
1,643	MOL Hungarian Oil & Gas PLC	16,371
715	OTP Bank Nyrt	37,391
		53,762

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India – 20.2%
5,970	Asian Paints Ltd.	$149,292
1,186	Bajaj Auto Ltd.	52,921
1,186	Britannia Industries Ltd.	50,309
4,076	Cipla Ltd.	27,307
2,321	Colgate-Palmolive India Ltd.	47,569
7,804	Dabur India Ltd.	50,118
642	Dr Reddy’s Laboratories Ltd.	25,855
8,410	HCL Technologies Ltd.	66,935
16,994	HDFC Bank Ltd.	302,867
1,761	Hindustan Unilever Ltd.	47,443
10,550	Housing Development Finance Corp., Ltd.	356,585
5,640	Infosys Ltd.	57,772
13,432	ITC Ltd.	44,731
12,684	Kotak Mahindra Bank Ltd.	299,312
7,136	Larsen & Toubro Ltd.	129,787
2,424	Lupin Ltd.	25,927
8,853	Marico Ltd.	42,369
251	Nestle India Ltd.	51,992
12,861	NTPC Ltd.	21,451
5,824	Petronet LNG Ltd.	21,863
7,592	Power Grid Corp. of India Ltd.	20,236
2,164	Tata Consultancy Services Ltd.	65,537
6,360	Tech Mahindra Ltd.	67,923
1,040	Torrent Pharmaceuticals Ltd.	26,941
18,949	Wipro Ltd.	65,253
		2,118,295
	Indonesia – 3.4%
83,780	Adaro Energy Tbk PT	9,384
56,381	Astra International Tbk PT	28,125
20,002	Bank Central Asia Tbk PT	48,159
87,036	Bank Mandiri Persero Tbk PT	48,118
82,595	Bank Negara Indonesia Persero Tbk PT	46,704
147,348	Bank Rakyat Indonesia Persero Tbk PT	46,701
148,514	Barito Pacific Tbk PT (b)	16,154
7,105	Gudang Garam Tbk PT	27,125
33,702	Perusahaan Gas Negara Tbk PT	5,268
12,730	Semen Indonesia Persero Tbk PT	11,004
163,114	Telekomunikasi Indonesia Persero Tbk PT	46,646
7,146	United Tractors Tbk PT	11,080
30,791	Vale Indonesia Tbk PT (b)	8,074
		352,542
	Isle Of Man (U.K.) – 0.2%
2,179	NEPI Rockcastle PLC	19,265
	Luxembourg – 0.1%
754	PLAY Communications S.A. (c) (d)	6,956
	Malaysia – 2.2%
6,300	Axiata Group Bhd	6,376
Shares	Description	Value

	Malaysia (Continued)
23,100	CIMB Group Holdings Bhd	$29,083
12,400	Dialog Group Bhd	10,459
6,200	Genting Bhd	9,170
11,700	Genting Malaysia Bhd	9,410
16,400	IHH Healthcare Bhd	21,931
13,600	Malayan Banking Bhd	28,726
11,800	Petronas Chemicals Group Bhd	21,203
5,800	Public Bank Bhd	27,564
20,600	RHB Bank Bhd	29,109
7,500	Telekom Malaysia Bhd	7,004
9,000	Tenaga Nasional Bhd	29,175
		229,210
	Mexico – 4.2%
13,264	Alfa S.A.B. de C.V., Class A	10,986
96,536	America Movil S.A.B. de C.V., Series L	77,096
4,101	Arca Continental S.A.B. de C.V.	21,692
29,891	Cemex S.A.B. de C.V., Series CPO	11,193
2,416	Fomento Economico Mexicano S.A.B. de C.V.	22,787
2,166	Gruma S.A.B. de C.V., Class B	22,200
1,963	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,697
1,210	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	14,383
762	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	14,276
12,156	Grupo Bimbo S.A.B. de C.V., Series A	22,149
10,334	Grupo Financiero Banorte, S.A.B. de C.V., Class O	57,694
5,125	Grupo Mexico S.A.B. de C.V., Series B	14,090
17,040	Grupo Televisa S.A.B., Series CPO	39,951
900	Industrias Penoles S.A.B. de C.V.	9,426
1,686	Infraestructura Energetica Nova S.A.B. de C.V.	7,917
11,040	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	21,972
6,140	Orbia Advance Corp S.A.B. de C.V.	13,093
1,299	Promotora y Operadora de Infraestructura S.A.B. de C.V.	13,295
11,274	Wal-Mart de Mexico S.A.B. de C.V.	32,366
		441,263
	Netherlands – 0.1%
371	X5 Retail Group N.V., GDR (c)	12,799
	Philippines – 1.9%
1,550	Ayala Corp.	24,040
27,710	Ayala Land, Inc.	24,895

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Philippines (Continued)
14,740	Bank of the Philippine Islands	$25,583
9,590	BDO Unibank, Inc.	29,918
6,860	Jollibee Foods Corp.	29,258
1,570	SM Investments Corp.	32,333
36,800	SM Prime Holdings, Inc.	30,591
		196,618
	Poland – 1.4%
925	Bank Polska Kasa Opieki S.A.	24,491
324	CD Projekt S.A.	23,869
305	Dino Polska S.A. (b) (c) (d)	11,577
464	Grupa Lotos S.A.	10,222
375	KGHM Polska Miedz S.A. (b)	9,447
416	Polski Koncern Naftowy ORLEN S.A.	9,410
8,728	Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,957
2,409	Powszechna Kasa Oszczednosci Bank Polski S.A.	21,881
2,534	Powszechny Zaklad Ubezpieczen S.A.	26,737
		147,591
	Russia – 2.3%
28,043	Alrosa PJSC	38,098
205,089	Inter RAO UES PJSC	16,661
237	Magnit PJSC	13,078
125	MMC Norilsk Nickel PJSC	38,471
4,000	Mobile TeleSystems PJSC	20,620
4,931	Moscow Exchange MICEX-RTS PJSC	8,561
2,239	Severstal PJSC	33,823
5,436	Tatneft PJSC	66,537
		235,849
	South Africa – 3.8%
1,892	Absa Group Ltd.	20,168
816	Bid Corp., Ltd.	19,238
877	Bidvest Group (The) Ltd.	12,822
225	Capitec Bank Holdings Ltd.	23,232
1,223	Clicks Group Ltd.	22,405
2,536	Discovery Ltd.	21,842
4,650	FirstRand Ltd.	20,850
1,608	Foschini Group (The) Ltd.	17,163
6,654	Life Healthcare Group Holdings Ltd.	11,711
2,027	MTN Group Ltd.	11,938
1,275	Nedbank Group Ltd.	19,508
14,960	Old Mutual Ltd.	20,999
1,370	PSG Group Ltd.	22,905
1,772	Remgro Ltd.	24,671
3,851	RMB Holdings Ltd.	22,117
3,878	Sanlam Ltd.	21,901
1,376	SPAR Group (The) Ltd.	19,404
1,655	Standard Bank Group Ltd.	19,889
2,765	Telkom S.A. SOC Ltd.	6,874
Shares	Description	Value

	South Africa (Continued)
814	Tiger Brands Ltd.	$12,246
1,634	Vodacom Group Ltd.	13,452
4,772	Woolworths Holdings Ltd.	16,559
		401,894
	Taiwan – 14.6%
19,418	Cathay Financial Holding Co., Ltd.	27,562
36,684	Chang Hwa Commercial Bank Ltd.	27,779
36,797	Cheng Shin Rubber Industry Co., Ltd.	51,310
32,285	China Life Insurance Co., Ltd. (b)	27,571
72,294	China Steel Corp.	57,638
13,059	Chunghwa Telecom Co., Ltd.	47,920
510,136	Compal Electronics, Inc.	320,781
38,554	CTBC Financial Holding Co., Ltd.	28,809
30,256	E. Sun Financial Holding Co., Ltd.	28,160
101,284	Eva Airways Corp.	46,458
36,432	First Financial Holding Co., Ltd.	28,803
19,178	Formosa Chemicals & Fibre Corp.	55,979
17,827	Fubon Financial Holding Co., Ltd.	27,594
37,910	Hua Nan Financial Holdings Co., Ltd.	27,822
27,625	Mega Financial Holding Co., Ltd.	28,199
23,856	Nan Ya Plastics Corp.	57,935
42,397	Pou Chen Corp.	55,441
161,333	Quanta Computer, Inc.	346,056
65,637	SinoPac Financial Holdings Co., Ltd.	28,465
57,343	Taishin Financial Holding Co., Ltd.	27,737
62,291	Taiwan Business Bank	26,182
38,742	Taiwan Cooperative Financial Holding Co., Ltd.	26,817
12,942	Taiwan Mobile Co., Ltd.	48,354
22,531	Uni-President Enterprises Corp.	55,769
42,930	Yuanta Financial Holding Co., Ltd.	28,928
		1,534,069
	Thailand – 6.0%
5,700	Advanced Info Service PCL	40,533
20,100	Airports of Thailand PCL	49,824
1,200	Bangkok Bank PCL	6,410
2,100	Bangkok Bank PCL	11,217
21,500	Bangkok Dusit Medical Services PCL, Class F	18,662
55,500	BTS Group Holdings PCL	24,458
4,100	Bumrungrad Hospital PCL	20,121

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand (Continued)
8,500	Central Pattana PCL	$17,665
19,600	Charoen Pokphand Foods PCL	17,994
9,200	CP ALL PCL	22,191
2,100	Electricity Generating PCL	22,996
43,500	Home Product Center PCL	23,236
7,200	Intouch Holdings PCL, Class F	13,761
100	Kasikornbank PCL	504
3,600	Kasikornbank PCL	18,148
8,800	Kiatnakin Bank PCL	19,390
33,700	Krung Thai Bank PCL	18,451
60,400	Land & Houses PCL	19,761
19,800	Minor International PCL	23,797
53,800	PTT PCL	79,029
10,400	Ratch Group PCL	23,870
3,700	Siam Cement (The) PCL	48,421
4,900	Siam Commercial Bank (The) PCL	19,957
30,800	Thai Union Group PCL, Class F	13,881
10,200	Thanachart Capital PCL	18,218
5,700	Tisco Financial Group PCL	18,887
121,900	WHA Corp. PCL	15,790
		627,172
	Turkey – 1.0%
5,488	Akbank T.A.S. (b)	7,481
2,278	Arcelik A.S. (b)	7,980
841	Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,960
996	BIM Birlesik Magazalar A.S.	7,812
4,413	Eregli Demir ve Celik Fabrikalari T.A.S.	6,706
4,657	Haci Omer Sabanci Holding A.S.	7,468
3,268	KOC Holding A.S.	11,162
431	Tupras Turkiye Petrol Rafinerileri A.S.	9,187
3,947	Turk Hava Yollari AO (b)	9,594
3,485	Turkcell Iletisim Hizmetleri A.S.	8,084
4,365	Turkiye Garanti Bankasi A.S. (b)	8,174
7,107	Turkiye Is Bankasi A.S., Class C (b)	7,658
7,686	Turkiye Sise ve Cam Fabrikalari A.S.	6,809
8,603	Turkiye Vakiflar Bankasi TAO, Class D (b)	7,968
		109,043
	Total Common Stocks	10,376,025
	(Cost $9,877,085)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Mexico – 0.5%
38,007	Fibra Uno Administracion S.A. de C.V.	58,857
	South Africa – 0.4%
12,519	Growthpoint Properties Ltd.	19,763
Shares	Description	Value

	South Africa (Continued)
36,933	Redefine Properties Ltd.	$19,935
		39,698
	Total Real Estate Investment Trusts	98,555
	(Cost $104,361)
WARRANTS (a) – 0.0%
	Thailand – 0.0%
5,550	BTS Group Holdings PCL, expiring 2/16/21 (b) (e) (f)	0
	(Cost $0)
	Total Investments – 100.0%	10,474,580
	(Cost $9,981,446) (g)
	Net Other Assets and Liabilities – 0.0%	1,732
	Net Assets – 100.0%	$10,476,312

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $842,042 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $348,908. The net unrealized appreciation was $493,134.

GDR	Global Depositary Receipt

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 627,172	$ —	$ 627,172	$ —
Other Country Categories*	9,748,853	9,748,853	—	—
Real Estate Investment Trusts*	98,555	98,555	—	—
Warrants*	—**	—	—**	—
Total Investments	$ 10,474,580	$ 9,847,408	$ 627,172	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	20.7%
Indian Rupee	20.2
New Taiwan Dollar	14.7
Brazilian Real	14.4
Thai Baht	6.0
Mexican Peso	4.8
South African Rand	4.4
Indonesian Rupiah	3.4
Russian Ruble	2.3
Malaysian Ringgit	2.2
Philippine Peso	1.9
Polish Zloty	1.5
Chilean Peso	1.3
Turkish Lira	1.0
Hungarian Forint	0.5
Colombian Peso	0.4
Egyptian Pound	0.2
United States Dollar	0.1
Total	100.0%

Sector Allocation	% of Total Investments
Financials	40.3%
Consumer Staples	10.3
Information Technology	9.4
Materials	7.4
Industrials	6.4
Communication Services	5.8
Real Estate	5.7
Energy	5.0
Utilities	4.4
Consumer Discretionary	3.2
Health Care	2.1
Total	100.0%

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.4%
	Aerospace & Defense – 1.8%
1,278	Arconic, Inc.	$39,324
87	Boeing (The) Co.	28,341
182	General Dynamics Corp.	32,096
266	HEICO Corp.	30,364
518	L3Harris Technologies, Inc.	102,497
85	Lockheed Martin Corp.	33,097
89	Northrop Grumman Corp.	30,613
679	Textron, Inc.	30,283
243	United Technologies Corp.	36,392
		363,007
	Air Freight & Logistics – 0.7%
392	CH Robinson Worldwide, Inc.	30,654
447	Expeditors International of Washington, Inc.	34,875
228	FedEx Corp.	34,476
277	United Parcel Service, Inc., Class B	32,426
		132,431
	Airlines – 0.9%
2,234	American Airlines Group, Inc.	64,071
1,046	Delta Air Lines, Inc.	61,170
1,115	Southwest Airlines Co.	60,188
		185,429
	Auto Components – 0.2%
447	Aptiv PLC	42,452
	Automobiles – 0.4%
4,266	Ford Motor Co.	39,674
1,043	General Motors Co.	38,174
		77,848
	Banks – 2.9%
1,165	Bank of America Corp.	41,031
492	Citigroup, Inc.	39,306
961	Citizens Financial Group, Inc.	39,026
515	Comerica, Inc.	36,951
1,242	Fifth Third Bancorp	38,179
352	First Republic Bank	41,342
2,382	Huntington Bancshares, Inc.	35,921
289	JPMorgan Chase & Co.	40,287
1,906	KeyCorp	38,578
215	M&T Bank Corp.	36,496
243	PNC Financial Services Group (The), Inc.	38,790
2,149	Regions Financial Corp.	36,877
637	Truist Financial Corp.	35,876
614	US Bancorp	36,404
674	Wells Fargo & Co.	36,261
		571,325
	Beverages – 1.0%
622	Brown-Forman Corp., Class B	42,047
718	Coca-Cola (The) Co.	39,741
Shares	Description	Value

	Beverages (Continued)
189	Constellation Brands, Inc., Class A	$35,863
680	Molson Coors Brewing Co., Class B	36,652
285	PepsiCo, Inc.	38,951
		193,254
	Biotechnology – 1.3%
1,014	AbbVie, Inc.	89,779
397	Amgen, Inc.	95,705
1,212	Gilead Sciences, Inc.	78,756
		264,240
	Building Products – 0.7%
321	Allegion PLC	39,977
757	Johnson Controls International PLC	30,818
137	Lennox International, Inc.	33,424
797	Masco Corp.	38,248
		142,467
	Capital Markets – 4.7%
231	Ameriprise Financial, Inc.	38,480
752	Bank of New York Mellon (The) Corp.	37,848
76	BlackRock, Inc.	38,205
696	Blackstone Group (The), Inc., Class A	38,934
296	Cboe Global Markets, Inc.	35,520
813	Charles Schwab (The) Corp.	38,666
161	CME Group, Inc.	32,316
778	E*TRADE Financial Corp.	35,298
248	FactSet Research Systems, Inc.	66,538
1,178	Franklin Resources, Inc.	30,605
164	Goldman Sachs Group (The), Inc.	37,709
368	Intercontinental Exchange, Inc.	34,058
1,266	KKR & Co., Inc., Class A	36,929
104	MarketAxess Holdings, Inc.	39,428
166	Moody’s Corp.	39,410
797	Morgan Stanley	40,743
156	MSCI, Inc.	40,276
342	Nasdaq, Inc.	36,628
364	Northern Trust Corp.	38,671
412	Raymond James Financial, Inc.	36,858
139	S&P Global, Inc.	37,954
574	State Street Corp.	45,403
298	T Rowe Price Group, Inc.	36,308
728	TD Ameritrade Holding Corp.	36,182
		928,967
	Chemicals – 1.5%
78	Air Products & Chemicals, Inc.	18,329
141	Celanese Corp.	17,360
350	CF Industries Holdings, Inc.	16,709
1,396	Corteva, Inc.	41,266

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
362	Dow, Inc.	$19,812
242	DuPont de Nemours, Inc.	15,536
233	Eastman Chemical Co.	18,468
87	Ecolab, Inc.	16,790
197	FMC Corp.	19,665
140	International Flavors & Fragrances, Inc.	18,063
193	LyondellBasell Industries N.V., Class A	18,235
841	Mosaic (The) Co.	18,199
145	PPG Industries, Inc.	19,356
60	Sherwin-Williams (The) Co.	35,012
		292,800
	Commercial Services & Supplies – 0.8%
124	Cintas Corp.	33,366
384	Republic Services, Inc.	34,418
1,768	Rollins, Inc.	58,627
289	Waste Management, Inc.	32,934
		159,345
	Communications Equipment – 1.0%
2,186	Cisco Systems, Inc.	104,840
634	Motorola Solutions, Inc.	102,163
		207,003
	Construction & Engineering – 0.2%
363	Jacobs Engineering Group, Inc.	32,608
	Construction Materials – 0.3%
121	Martin Marietta Materials, Inc.	33,836
220	Vulcan Materials Co.	31,678
		65,514
	Consumer Finance – 0.9%
1,178	Ally Financial, Inc.	36,000
287	American Express Co.	35,729
374	Capital One Financial Corp.	38,488
419	Discover Financial Services	35,539
997	Synchrony Financial	35,902
		181,658
	Containers & Packaging – 0.3%
152	Avery Dennison Corp.	19,885
456	Ball Corp.	29,489
412	International Paper Co.	18,973
		68,347
	Distributors – 0.2%
392	Genuine Parts Co.	41,642
Shares	Description	Value

	Diversified Financial Services – 0.2%
1,534	AXA Equitable Holdings, Inc.	$38,013
	Diversified Telecommunication Services – 2.3%
3,941	AT&T, Inc.	154,014
11,948	CenturyLink, Inc.	157,833
2,470	Verizon Communications, Inc.	151,658
		463,505
	Electric Utilities – 1.6%
429	Alliant Energy Corp.	23,475
247	American Electric Power Co., Inc.	23,344
241	Duke Energy Corp.	21,982
307	Edison International	23,151
197	Entergy Corp.	23,600
348	Evergy, Inc.	22,651
271	Eversource Energy	23,054
479	Exelon Corp.	21,838
480	FirstEnergy Corp.	23,328
99	NextEra Energy, Inc.	23,974
238	Pinnacle West Capital Corp.	21,403
735	PPL Corp.	26,372
375	Southern (The) Co.	23,887
357	Xcel Energy, Inc.	22,666
		324,725
	Electrical Equipment – 0.8%
362	AMETEK, Inc.	36,106
400	Eaton Corp. PLC	37,888
497	Emerson Electric Co.	37,901
202	Rockwell Automation, Inc.	40,939
		152,834
	Electronic Equipment, Instruments & Components – 1.5%
344	Amphenol Corp., Class A	37,231
876	CDW Corp.	125,128
3,787	Corning, Inc.	110,239
357	TE Connectivity Ltd.	34,215
		306,813
	Energy Equipment & Services – 0.7%
1,704	Baker Hughes Co.	43,673
2,097	Halliburton Co.	51,314
1,157	Schlumberger Ltd.	46,511
		141,498
	Entertainment – 0.6%
738	Activision Blizzard, Inc.	43,852
462	Walt Disney (The) Co.	66,819
		110,671

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing – 1.6%
209	Costco Wholesale Corp.	$61,429
2,337	Kroger (The) Co.	67,750
759	Sysco Corp.	64,925
1,089	Walgreens Boots Alliance, Inc.	64,207
508	Walmart, Inc.	60,371
		318,682
	Food Products – 2.7%
951	Archer-Daniels-Midland Co.	44,079
833	Campbell Soup Co.	41,167
1,274	Conagra Brands, Inc.	43,622
709	General Mills, Inc.	37,974
252	Hershey (The) Co.	37,039
894	Hormel Foods Corp.	40,328
355	JM Smucker (The) Co.	36,966
607	Kellogg Co.	41,980
1,399	Kraft Heinz (The) Co.	44,950
537	Lamb Weston Holdings, Inc.	46,198
250	McCormick & Co., Inc.	42,433
706	Mondelez International, Inc., Class A	38,886
454	Tyson Foods, Inc., Class A	41,332
		536,954
	Gas Utilities – 0.1%
203	Atmos Energy Corp.	22,708
	Health Care Equipment & Supplies – 4.7%
918	Abbott Laboratories	79,738
878	Baxter International, Inc.	73,418
304	Becton Dickinson and Co.	82,679
259	Cooper (The) Cos., Inc.	83,214
230	Danaher Corp.	35,300
1,440	DENTSPLY SIRONA, Inc.	81,490
707	Medtronic PLC	80,209
568	ResMed, Inc.	88,023
355	Stryker Corp.	74,529
226	Teleflex, Inc.	85,075
541	West Pharmaceutical Services, Inc.	81,329
559	Zimmer Biomet Holdings, Inc.	83,671
		928,675
	Health Care Providers & Services – 4.7%
732	AmerisourceBergen Corp.	62,235
320	Anthem, Inc.	96,649
1,627	Cardinal Health, Inc.	82,294
506	Cigna Corp.	103,472
955	CVS Health Corp.	70,947
638	HCA Healthcare, Inc.	94,303
300	Humana, Inc.	109,956
441	McKesson Corp.	60,999
717	Quest Diagnostics, Inc.	76,568
Shares	Description	Value

	Health Care Providers & Services (Continued)
353	UnitedHealth Group, Inc.	$103,775
516	Universal Health Services, Inc., Class B	74,025
		935,223
	Health Care Technology – 0.6%
1,584	Cerner Corp.	116,250
	Hotels, Restaurants & Leisure – 4.7%
1,378	Carnival Corp.	70,044
510	Darden Restaurants, Inc.	55,595
246	Domino’s Pizza, Inc.	72,270
647	Hilton Worldwide Holdings, Inc.	71,759
1,043	Las Vegas Sands Corp.	72,009
484	Marriott International, Inc., Class A	73,292
281	McDonald’s Corp.	55,528
2,173	MGM Resorts International	72,296
556	Royal Caribbean Cruises Ltd.	74,231
681	Starbucks Corp.	59,873
265	Vail Resorts, Inc.	63,555
554	Wynn Resorts Ltd.	76,934
1,326	Yum China Holdings, Inc.	63,661
531	Yum! Brands, Inc.	53,488
		934,535
	Household Durables – 0.6%
741	DR Horton, Inc.	39,088
461	Garmin Ltd.	44,975
700	Lennar Corp., Class A	39,053
		123,116
	Household Products – 1.0%
519	Church & Dwight Co., Inc.	36,506
257	Clorox (The) Co.	39,460
532	Colgate-Palmolive Co.	36,623
275	Kimberly-Clark Corp.	37,826
314	Procter & Gamble (The) Co.	39,219
		189,634
	Independent Power & Renewable Electricity Producers – 0.2%
1,417	AES Corp.	28,198
866	Vistra Energy Corp.	19,910
		48,108
	Industrial Conglomerates – 0.7%
202	3M Co.	35,637
3,716	General Electric Co.	41,471
196	Honeywell International, Inc.	34,692

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates (Continued)
93	Roper Technologies, Inc.	$32,943
		144,743
	Insurance – 3.8%
650	Aflac, Inc.	34,385
313	Allstate (The) Corp.	35,197
610	American International Group, Inc.	31,311
380	Arthur J. Gallagher & Co.	36,187
943	Brown & Brown, Inc.	37,230
211	Chubb Ltd.	32,844
291	Cincinnati Financial Corp.	30,599
183	Erie Indemnity Co., Class A	30,378
128	Everest Re Group Ltd.	35,435
765	Fidelity National Financial, Inc.	34,693
355	Globe Life, Inc.	37,364
561	Hartford Financial Services Group (The), Inc.	34,092
564	Lincoln National Corp.	33,282
660	Loews Corp.	34,643
340	Marsh & McLennan Cos., Inc.	37,879
721	MetLife, Inc.	36,749
595	Principal Financial Group, Inc.	32,725
440	Progressive (The) Corp.	31,852
378	Prudential Financial, Inc.	35,434
213	Reinsurance Group of America, Inc.	34,732
229	Travelers (The) Cos., Inc.	31,362
471	WR Berkley Corp.	32,546
		750,919
	Internet & Direct Marketing Retail – 0.5%
1,545	eBay, Inc.	55,790
448	Expedia Group, Inc.	48,447
		104,237
	IT Services – 4.1%
173	Accenture PLC, Class A	36,428
206	Automatic Data Processing, Inc.	35,123
468	Booz Allen Hamilton Holding Corp.	33,289
267	Broadridge Financial Solutions, Inc.	32,985
1,792	Cognizant Technology Solutions Corp., Class A	111,140
3,661	DXC Technology Co.	137,617
250	Fidelity National Information Services, Inc.	34,772
209	Global Payments, Inc.	38,155
743	International Business Machines Corp.	99,592
228	Jack Henry & Associates, Inc.	33,213
1,258	Leidos Holdings, Inc.	123,146
125	Mastercard, Inc., Class A	37,324
Shares	Description	Value

	IT Services (Continued)
401	Paychex, Inc.	$34,109
198	Visa, Inc., Class A	37,204
		824,097
	Leisure Products – 0.2%
329	Hasbro, Inc.	34,746
	Life Sciences Tools & Services – 0.8%
434	Agilent Technologies, Inc.	37,024
390	PerkinElmer, Inc.	37,869
264	Thermo Fisher Scientific, Inc.	85,766
		160,659
	Machinery – 2.4%
263	Caterpillar, Inc.	38,840
204	Cummins, Inc.	36,508
197	Deere & Co.	34,132
334	Dover Corp.	38,497
485	Fortive Corp.	37,049
203	IDEX Corp.	34,916
212	Illinois Tool Works, Inc.	38,082
270	Ingersoll-Rand PLC	35,888
475	PACCAR, Inc.	37,572
184	Parker-Hannifin Corp.	37,871
230	Stanley Black & Decker, Inc.	38,120
462	Westinghouse Air Brake Technologies Corp.	35,944
417	Xylem, Inc.	32,855
		476,274
	Media – 1.6%
1,336	Comcast Corp., Class A	60,080
1,910	Fox Corp., Class A	70,804
769	Omnicom Group, Inc.	62,304
9,631	Sirius XM Holdings, Inc.	68,862
1,492	ViacomCBS, Inc., Class B	62,619
		324,669
	Metals & Mining – 0.3%
1,801	Freeport-McMoRan, Inc.	23,629
454	Newmont Goldcorp Corp.	19,726
338	Nucor Corp.	19,023
		62,378
	Multiline Retail – 0.7%
379	Dollar General Corp.	59,117
563	Target Corp.	72,182
		131,299
	Multi-Utilities – 1.1%
289	Ameren Corp.	22,195
767	CenterPoint Energy, Inc.	20,916
362	CMS Energy Corp.	22,748
245	Consolidated Edison, Inc.	22,165
286	Dominion Energy, Inc.	23,687
174	DTE Energy Co.	22,597

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
774	NiSource, Inc.	$21,548
373	Public Service Enterprise Group, Inc.	22,026
157	Sempra Energy	23,782
243	WEC Energy Group, Inc.	22,412
		224,076
	Oil, Gas & Consumable Fuels – 3.8%
333	Chevron Corp.	40,130
582	Concho Resources, Inc.	50,966
694	ConocoPhillips	45,131
1,643	Devon Energy Corp.	42,669
440	Diamondback Energy, Inc.	40,858
533	EOG Resources, Inc.	44,644
560	Exxon Mobil Corp.	39,077
654	Hess Corp.	43,694
1,918	Kinder Morgan, Inc.	40,604
3,222	Marathon Oil Corp.	43,755
651	Marathon Petroleum Corp.	39,223
1,760	Noble Energy, Inc.	43,718
889	Occidental Petroleum Corp.	36,636
536	ONEOK, Inc.	40,559
386	Phillips 66	43,004
314	Pioneer Natural Resources Co.	47,530
464	Valero Energy Corp.	43,453
1,643	Williams (The) Cos., Inc.	38,972
		764,623
	Personal Products – 0.2%
196	Estee Lauder (The) Cos., Inc., Class A	40,482
	Pharmaceuticals – 2.6%
1,514	Bristol-Myers Squibb Co.	97,184
687	Eli Lilly & Co.	90,292
593	Johnson & Johnson	86,501
912	Merck & Co., Inc.	82,946
2,137	Pfizer, Inc.	83,728
616	Zoetis, Inc.	81,528
		522,179
	Professional Services – 0.5%
242	Equifax, Inc.	33,909
410	TransUnion	35,100
210	Verisk Analytics, Inc.	31,362
		100,371
	Road & Rail – 1.1%
480	CSX Corp.	34,733
300	JB Hunt Transport Services, Inc.	35,034
250	Kansas City Southern	38,290
185	Norfolk Southern Corp.	35,914
195	Old Dominion Freight Line, Inc.	37,007
205	Union Pacific Corp.	37,062
		218,040
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 9.7%
967	Analog Devices, Inc.	$114,918
2,164	Applied Materials, Inc.	132,091
391	Broadcom, Inc.	123,564
2,096	Intel Corp.	125,446
677	KLA Corp.	120,621
467	Lam Research Corp.	136,551
4,325	Marvell Technology Group Ltd.	114,872
1,865	Maxim Integrated Products, Inc.	114,716
1,162	Microchip Technology, Inc.	121,685
620	NVIDIA Corp.	145,886
1,416	QUALCOMM, Inc.	124,934
1,363	Skyworks Solutions, Inc.	164,759
1,865	Teradyne, Inc.	127,174
836	Texas Instruments, Inc.	107,250
198	Universal Display Corp.	40,802
1,126	Xilinx, Inc.	110,089
		1,925,358
	Software – 4.1%
1,119	Citrix Systems, Inc.	124,097
406	Intuit, Inc.	106,343
777	Microsoft Corp.	122,533
4,571	NortonLifeLock, Inc.	116,652
1,963	Oracle Corp.	104,000
2,094	SS&C Technologies Holdings, Inc.	128,572
720	VMware, Inc., Class A (a)	109,289
		811,486
	Specialty Retail – 2.7%
364	Advance Auto Parts, Inc.	58,298
873	Best Buy Co., Inc.	76,649
260	Home Depot (The), Inc.	56,779
548	Lowe’s Cos., Inc.	65,628
548	Ross Stores, Inc.	63,798
650	Tiffany & Co.	86,873
1,081	TJX (The) Cos., Inc.	66,006
666	Tractor Supply Co.	62,231
		536,262
	Technology Hardware, Storage & Peripherals – 3.7%
482	Apple, Inc.	141,540
7,120	Hewlett Packard Enterprise Co.	112,923
5,709	HP, Inc.	117,320
2,057	NetApp, Inc.	128,048
2,008	Seagate Technology PLC	119,476
1,811	Western Digital Corp.	114,944
		734,251
	Textiles, Apparel & Luxury Goods – 0.4%
416	NIKE, Inc., Class B	42,145

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
439	VF Corp.	$43,751
		85,896
	Tobacco – 0.5%
955	Altria Group, Inc.	47,664
515	Philip Morris International, Inc.	43,821
		91,485
	Trading Companies & Distributors – 0.4%
1,017	Fastenal Co.	37,578
112	WW Grainger, Inc.	37,914
		75,492
	Water Utilities – 0.1%
186	American Water Works Co., Inc.	22,850
	Total Common Stocks	18,809,153
	(Cost $16,857,290)
REAL ESTATE INVESTMENT TRUSTS – 5.5%
	Equity Real Estate Investment Trusts – 5.3%
221	Alexandria Real Estate Equities, Inc.	35,709
154	American Tower Corp.	35,392
158	AvalonBay Communities, Inc.	33,133
262	Boston Properties, Inc.	36,119
306	Camden Property Trust	32,467
245	Crown Castle International Corp.	34,827
262	Digital Realty Trust, Inc.	31,372
1,001	Duke Realty Corp.	34,705
59	Equinix, Inc.	34,438
509	Equity LifeStyle Properties, Inc.	35,829
394	Equity Residential	31,882
104	Essex Property Trust, Inc.	31,289
291	Extra Space Storage, Inc.	30,735
250	Federal Realty Investment Trust	32,183
954	Healthpeak Properties, Inc.	32,884
1,966	Host Hotels & Resorts, Inc.	36,469
1,148	Invitation Homes, Inc.	34,406
261	Mid-America Apartment Communities, Inc.	34,415
399	Prologis, Inc.	35,567
139	Public Storage	29,601
443	Realty Income Corp.	32,618
489	Regency Centers Corp.	30,851
141	SBA Communications Corp.	33,980
218	Simon Property Group, Inc.	32,473
229	Sun Communities, Inc.	34,373
701	UDR, Inc.	32,737
465	Ventas, Inc.	26,849
1,501	VICI Properties, Inc.	38,351
534	Vornado Realty Trust	35,511
375	Welltower, Inc.	30,668
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
1,227	Weyerhaeuser Co.	$37,055
380	WP Carey, Inc.	30,415
		1,069,303
	Mortgage Real Estate Investment Trusts – 0.2%
3,863	Annaly Capital Management, Inc.	36,390
	Total Real Estate Investment Trusts	1,105,693
	(Cost $988,438)
	Total Investments – 99.9%	19,914,846
	(Cost $17,845,728) (b)
	Net Other Assets and Liabilities – 0.1%	14,735
	Net Assets – 100.0%	$19,929,581

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,635,860 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $566,742. The net unrealized appreciation was $2,069,118.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,809,153	$ 18,809,153	$ —	$ —
Real Estate Investment Trusts*	1,105,693	1,105,693	—	—
Total Investments	$ 19,914,846	$ 19,914,846	$—	$—

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.9%
	Aerospace & Defense – 1.2%
646	BWX Technologies, Inc.	$40,104
286	Curtiss-Wright Corp.	40,295
450	Hexcel Corp.	32,989
174	Huntington Ingalls Industries, Inc.	43,653
449	Spirit AeroSystems Holdings, Inc., Class A	32,723
		189,764
	Airlines – 0.5%
574	Alaska Air Group, Inc.	38,888
649	SkyWest, Inc.	41,945
		80,833
	Auto Components – 1.3%
1,201	BorgWarner, Inc.	52,099
1,600	Gentex Corp.	46,368
3,059	Goodyear Tire & Rubber (The) Co.	47,583
374	Lear Corp.	51,313
		197,363
	Automobiles – 0.7%
1,225	Harley-Davidson, Inc.	45,558
778	Thor Industries, Inc.	57,797
		103,355
	Banks – 8.8%
652	Ameris Bancorp	27,736
1,296	Associated Banc-Corp.	28,564
706	Atlantic Union Bankshares Corp.	26,510
886	BancorpSouth Bank	27,829
305	Bank of Hawaii Corp.	29,024
962	Bank OZK	29,346
782	BankUnited, Inc.	28,590
332	BOK Financial Corp.	29,017
757	Cathay General Bancorp	28,804
1,094	CenterState Bank Corp.	27,328
579	CIT Group, Inc.	26,420
711	Columbia Banking System, Inc.	28,927
454	Commerce Bancshares, Inc.	30,845
425	Community Bank System, Inc.	30,149
296	Cullen/Frost Bankers, Inc.	28,943
1,257	CVB Financial Corp.	27,126
594	East West Bancorp, Inc.	28,928
56	First Citizens BancShares, Inc., Class A	29,804
787	First Financial Bankshares, Inc.	27,624
983	First Hawaiian, Inc.	28,360
1,620	First Horizon National Corp.	26,827
2,276	FNB Corp.	28,905
1,626	Fulton Financial Corp.	28,341
650	Glacier Bancorp, Inc.	29,893
685	Hancock Whitney Corp.	30,058
1,396	Home BancShares, Inc.	27,445
347	IBERIABANK Corp.	25,966
Shares	Description	Value

	Banks (Continued)
2,310	Investors Bancorp, Inc.	$27,524
1,525	Old National Bancorp	27,892
722	PacWest Bancorp	27,631
1,678	People’s United Financial, Inc.	28,358
462	Pinnacle Financial Partners, Inc.	29,568
486	Popular, Inc.	28,552
372	Prosperity Bancshares, Inc.	26,743
220	Signature Bank	30,054
349	South State Corp.	30,276
1,308	Sterling Bancorp	27,573
734	Synovus Financial Corp.	28,773
689	TCF Financial Corp.	32,245
406	UMB Financial Corp.	27,868
1,594	Umpqua Holdings Corp.	28,214
694	United Bankshares, Inc.	26,830
2,414	Valley National Bancorp	27,640
561	Webster Financial Corp.	29,935
571	Western Alliance Bancorp	32,547
406	Wintrust Financial Corp.	28,785
589	Zions Bancorp N.A.	30,581
		1,344,898
	Building Products – 1.3%
775	AO Smith Corp.	36,921
382	Armstrong World Industries, Inc.	35,896
806	Fortune Brands Home & Security, Inc.	52,664
585	Owens Corning	38,095
533	Simpson Manufacturing Co., Inc.	42,763
		206,339
	Capital Markets – 2.3%
315	Affiliated Managers Group, Inc.	26,693
979	Ares Management Corp., Class A	34,941
584	Eaton Vance Corp.	27,267
328	Evercore, Inc., Class A	24,521
811	Federated Investors, Inc., Class B	26,430
1,549	Invesco, Ltd.	27,851
750	Lazard Ltd., Class A	29,970
687	Legg Mason, Inc.	24,670
320	LPL Financial Holdings, Inc.	29,520
255	Morningstar, Inc.	38,584
443	SEI Investments Co.	29,008
457	Stifel Financial Corp.	27,717
		347,172
	Chemicals – 2.7%
417	Albemarle Corp.	30,458
377	Ashland Global Holdings, Inc.	28,852
292	Balchem Corp.	29,676
1,942	Chemours (The) Co.	35,131
1,247	Huntsman Corp.	30,127
61	NewMarket Corp.	29,678
1,553	Olin Corp.	26,789
422	RPM International, Inc.	32,393
285	Scotts Miracle-Gro (The) Co.	30,261

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
423	Sensient Technologies Corp.	$27,956
2,000	Valvoline, Inc.	42,820
443	Westlake Chemical Corp.	31,076
435	WR Grace & Co.	30,385
		405,602
	Commercial Services & Supplies – 1.8%
1,018	ABM Industries, Inc.	38,389
6,381	ADT, Inc.	50,602
446	Brink’s (The) Co.	40,443
1,518	KAR Auction Services, Inc.	33,077
339	MSA Safety, Inc.	42,836
426	Tetra Tech, Inc.	36,704
189	UniFirst Corp.	38,174
		280,225
	Communications Equipment – 1.8%
4,183	Juniper Networks, Inc.	103,027
876	Ubiquiti, Inc.	165,547
		268,574
	Construction & Engineering – 1.0%
429	EMCOR Group, Inc.	37,023
1,932	Fluor Corp.	36,476
978	Quanta Services, Inc.	39,815
267	Valmont Industries, Inc.	39,991
		153,305
	Construction Materials – 0.2%
411	Eagle Materials, Inc.	37,261
	Consumer Finance – 0.9%
286	FirstCash, Inc.	23,060
2,050	Navient Corp.	28,044
715	OneMain Holdings, Inc.	30,137
1,031	Santander Consumer USA Holdings, Inc.	24,095
2,974	SLM Corp.	26,498
		131,834
	Containers & Packaging – 1.8%
312	AptarGroup, Inc.	36,073
2,506	Graphic Packaging Holding Co.	41,725
348	Packaging Corp. of America	38,973
890	Sealed Air Corp.	35,449
1,230	Silgan Holdings, Inc.	38,228
635	Sonoco Products Co.	39,192
1,014	WestRock Co.	43,511
		273,151
	Distributors – 0.3%
218	Pool Corp.	46,299
Shares	Description	Value

	Diversified Consumer Services – 1.0%
56	Graham Holdings Co., Class B	$35,783
1,578	H&R Block, Inc.	37,052
779	Service Corp. International	35,857
274	Strategic Education, Inc.	43,539
		152,231
	Diversified Financial Services – 0.4%
1,426	Jefferies Financial Group, Inc.	30,474
483	Voya Financial, Inc.	29,453
		59,927
	Diversified Telecommunication Services – 0.8%
1,879	Cogent Communications Holdings, Inc.	123,657
	Electric Utilities – 1.0%
287	ALLETE, Inc.	23,296
551	Hawaiian Electric Industries, Inc.	25,820
223	IDACORP, Inc.	23,816
729	OGE Energy Corp.	32,419
481	PNM Resources, Inc.	24,392
446	Portland General Electric Co.	24,882
		154,625
	Electrical Equipment – 1.3%
274	Acuity Brands, Inc.	37,812
560	EnerSys	41,905
2,887	GrafTech International Ltd.	33,547
281	Hubbell, Inc.	41,538
507	Regal Beloit Corp.	43,404
		198,206
	Electronic Equipment, Instruments & Components – 2.6%
831	Avnet, Inc.	35,268
752	Cognex Corp.	42,142
577	Dolby Laboratories, Inc., Class A	39,698
704	FLIR Systems, Inc.	36,657
1,033	Jabil, Inc.	42,694
208	Littelfuse, Inc.	39,790
880	National Instruments Corp.	37,259
917	SYNNEX Corp.	118,110
		391,618
	Energy Equipment & Services – 0.5%
824	Helmerich & Payne, Inc.	37,434
1,558	National Oilwell Varco, Inc.	39,028
		76,462
	Entertainment – 0.4%
964	Cinemark Holdings, Inc.	32,631

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
524	World Wrestling Entertainment, Inc., Class A	$33,992
		66,623
	Food & Staples Retailing – 0.2%
231	Casey’s General Stores, Inc.	36,727
	Food Products – 1.8%
778	Bunge Ltd.	44,774
1,905	Flowers Foods, Inc.	41,414
539	Ingredion, Inc.	50,100
229	J&J Snack Foods Corp.	42,198
318	Lancaster Colony Corp.	50,912
291	Sanderson Farms, Inc.	51,280
		280,678
	Gas Utilities – 1.1%
534	National Fuel Gas Co.	24,852
554	New Jersey Resources Corp.	24,692
261	ONE Gas, Inc.	24,422
762	South Jersey Industries, Inc.	25,131
275	Southwest Gas Holdings, Inc.	20,891
287	Spire, Inc.	23,910
500	UGI Corp.	22,580
		166,478
	Health Care Equipment & Supplies – 2.2%
2,255	Cantel Medical Corp.	159,879
1,603	Hill-Rom Holdings, Inc.	181,989
		341,868
	Health Care Providers & Services – 3.4%
404	Chemed Corp.	177,461
2,666	Encompass Health Corp.	184,674
3,557	Ensign Group (The), Inc.	161,381
		523,516
	Hotels, Restaurants & Leisure – 3.7%
855	Aramark	37,107
1,556	Boyd Gaming Corp.	46,587
419	Choice Hotels International, Inc.	43,337
302	Churchill Downs, Inc.	41,434
229	Cracker Barrel Old Country Store, Inc.	35,206
470	Dunkin’ Brands Group, Inc.	35,504
506	Hyatt Hotels Corp., Class A	45,393
360	Marriott Vacations Worldwide Corp.	46,354
734	Six Flags Entertainment Corp.	33,111
710	Texas Roadhouse, Inc.	39,987
1,865	Wendy’s (The) Co.	41,422
427	Wingstop, Inc.	36,820
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
811	Wyndham Destinations, Inc.	$41,921
720	Wyndham Hotels & Resorts, Inc.	45,223
		569,406
	Household Durables – 1.5%
1,076	Leggett & Platt, Inc.	54,693
2,354	Newell Brands, Inc.	45,244
1,206	PulteGroup, Inc.	46,793
1,073	Toll Brothers, Inc.	42,394
278	Whirlpool Corp.	41,013
		230,137
	Household Products – 0.3%
1,011	Energizer Holdings, Inc.	50,772
	Independent Power & Renewable Electricity Producers – 0.5%
633	NRG Energy, Inc.	25,161
338	Ormat Technologies, Inc.	25,188
1,379	TerraForm Power, Inc., Class A	21,223
		71,572
	Industrial Conglomerates – 0.3%
254	Carlisle Cos., Inc.	41,107
	Insurance – 2.9%
244	American Financial Group, Inc.	26,755
212	American National Insurance Co.	24,948
209	Assurant, Inc.	27,396
591	Assured Guaranty Ltd.	28,971
394	Axis Capital Holdings Ltd.	23,419
445	First American Financial Corp.	25,952
194	Hanover Insurance Group (The), Inc.	26,514
337	Kemper Corp.	26,118
471	Mercury General Corp.	22,952
1,140	National General Holdings Corp.	25,194
1,113	Old Republic International Corp.	24,898
206	Primerica, Inc.	26,895
136	RenaissanceRe Holdings Ltd.	26,659
283	RLI Corp.	25,476
349	Selective Insurance Group, Inc.	22,751
883	Unum Group	25,748
24	White Mountains Insurance Group Ltd.	26,772
		437,418
	IT Services – 2.8%
288	Alliance Data Systems Corp.	32,314
954	Genpact Ltd.	40,230
1,506	KBR, Inc.	45,933
478	MAXIMUS, Inc.	35,559
3,964	Perspecta, Inc.	104,808
1,664	Sabre Corp.	37,340

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
1,185	Science Applications International Corp.	$103,119
1,135	Western Union (The) Co.	30,395
		429,698
	Leisure Products – 0.7%
845	Brunswick Corp.	50,683
501	Polaris, Inc.	50,952
		101,635
	Life Sciences Tools & Services – 2.5%
862	Bio-Techne Corp.	189,218
3,840	Bruker Corp.	195,725
		384,943
	Machinery – 4.4%
488	AGCO Corp.	37,698
785	Allison Transmission Holdings, Inc.	37,931
458	Crane Co.	39,562
710	Donaldson Co., Inc.	40,910
791	Flowserve Corp.	39,368
803	Graco, Inc.	41,756
604	ITT, Inc.	44,642
372	John Bean Technologies Corp.	41,909
1,202	Kennametal, Inc.	44,342
426	Lincoln Electric Holdings, Inc.	41,207
253	Nordson Corp.	41,199
488	Oshkosh Corp.	46,189
236	Snap-on, Inc.	39,978
849	Timken (The) Co.	47,807
504	Toro (The) Co.	40,154
343	Woodward, Inc.	40,625
		665,277
	Media – 1.8%
29	Cable One, Inc.	43,166
1,728	Interpublic Group of (The) Cos., Inc.	39,917
1,308	New York Times (The) Co., Class A	42,078
2,677	News Corp., Class A	37,853
364	Nexstar Media Group, Inc., Class A	42,679
872	Sinclair Broadcast Group, Inc., Class A	29,072
2,400	TEGNA, Inc.	40,056
		274,821
	Metals & Mining – 0.9%
4,018	Cleveland-Cliffs, Inc.	33,751
291	Reliance Steel & Aluminum Co.	34,850
235	Royal Gold, Inc.	28,729
Shares	Description	Value

	Metals & Mining (Continued)
974	Steel Dynamics, Inc.	$33,155
		130,485
	Multiline Retail – 0.8%
750	Kohl’s Corp.	38,212
2,398	Macy’s, Inc.	40,766
1,107	Nordstrom, Inc.	45,310
		124,288
	Multi-Utilities – 0.7%
519	Avista Corp.	24,959
327	Black Hills Corp.	25,682
1,311	MDU Resources Group, Inc.	38,950
334	NorthWestern Corp.	23,938
		113,529
	Oil, Gas & Consumable Fuels – 2.9%
4,462	Antero Midstream Corp.	33,867
1,290	Apache Corp.	33,011
1,879	Cabot Oil & Gas Corp.	32,713
689	Cimarex Energy Co.	36,166
750	CVR Energy, Inc.	30,323
910	Delek US Holdings, Inc.	30,512
3,104	EQT Corp.	33,834
2,275	Equitrans Midstream Corp.	30,394
617	HollyFrontier Corp.	31,288
1,494	Murphy Oil Corp.	40,039
1,966	Parsley Energy, Inc., Class A	37,177
1,214	PBF Energy, Inc., Class A	38,083
822	Targa Resources Corp.	33,562
		440,969
	Paper & Forest Products – 0.3%
1,504	Louisiana-Pacific Corp.	44,624
	Personal Products – 0.3%
4,193	Coty, Inc., Class A	47,171
	Pharmaceuticals – 1.0%
3,018	Perrigo Co. PLC	155,910
	Professional Services – 1.0%
529	Exponent, Inc.	36,506
375	Insperity, Inc.	32,265
439	ManpowerGroup, Inc.	42,627
664	Robert Half International, Inc.	41,932
		153,330
	Real Estate Management & Development – 0.4%
189	Jones Lang LaSalle, Inc.	32,903
1,197	Kennedy-Wilson Holdings, Inc.	26,693
		59,596

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Road & Rail – 0.7%
1,018	Knight-Swift Transportation Holdings, Inc.	$36,485
328	Landstar System, Inc.	37,350
714	Ryder System, Inc.	38,777
		112,612
	Semiconductors & Semiconductor Equipment – 3.8%
2,796	Brooks Automation, Inc.	117,320
733	Cabot Microelectronics Corp.	105,787
2,200	Entegris, Inc.	110,198
1,122	MKS Instruments, Inc.	123,431
665	Monolithic Power Systems, Inc.	118,383
		575,119
	Software – 3.7%
1,146	Blackbaud, Inc.	91,222
2,153	CDK Global, Inc.	117,726
1,140	j2 Global, Inc.	106,829
1,459	LogMeIn, Inc.	125,095
1,522	Pegasystems, Inc.	121,227
		562,099
	Specialty Retail – 2.2%
580	Aaron’s, Inc.	33,124
2,298	American Eagle Outfitters, Inc.	33,781
863	Foot Locker, Inc.	33,648
2,147	Gap (The), Inc.	37,959
1,902	L Brands, Inc.	34,464
282	Lithia Motors, Inc., Class A	41,454
472	Monro, Inc.	36,911
788	Penske Automotive Group, Inc.	39,573
548	Williams-Sonoma, Inc.	40,245
		331,159
	Technology Hardware, Storage & Peripherals – 0.3%
1,236	Xerox Holdings Corp.	45,571
	Textiles, Apparel & Luxury Goods – 2.3%
483	Carter’s, Inc.	52,811
455	Columbia Sportswear Co.	45,586
2,876	Hanesbrands, Inc.	42,709
499	PVH Corp.	52,470
462	Ralph Lauren Corp.	54,156
1,231	Steven Madden Ltd.	52,945
1,692	Tapestry, Inc.	45,633
		346,310
	Thrifts & Mortgage Finance – 0.9%
552	Essent Group Ltd.	28,698
2,086	MGIC Investment Corp.	29,559
Shares	Description	Value

	Thrifts & Mortgage Finance (Continued)
2,096	New York Community Bancorp, Inc.	$25,194
1,149	Radian Group, Inc.	28,909
709	Washington Federal, Inc.	25,985
		138,345
	Trading Companies & Distributors – 1.1%
884	Air Lease Corp.	42,008
477	GATX Corp.	39,519
510	MSC Industrial Direct Co., Inc., Class A	40,020
218	Watsco, Inc.	39,273
		160,820
	Transportation Infrastructure – 0.3%
936	Macquarie Infrastructure Corp.	40,098
	Water Utilities – 0.3%
279	American States Water Co.	24,173
559	Aqua America, Inc.	26,239
		50,412
	Wireless Telecommunication Services – 0.3%
1,952	Telephone & Data Systems, Inc.	49,639
	Total Common Stocks	13,577,463
	(Cost $12,791,896)
REAL ESTATE INVESTMENT TRUSTS – 10.8%
	Equity Real Estate Investment Trusts – 9.4%
359	Agree Realty Corp.	25,191
561	American Assets Trust, Inc.	25,750
547	American Campus Communities, Inc.	25,725
1,016	American Homes 4 Rent, Class A	26,629
708	Americold Realty Trust	24,822
503	Apartment Investment & Management Co., Class A	25,980
1,583	Apple Hospitality REIT, Inc.	25,724
1,293	Brixmor Property Group, Inc.	27,942
215	CoreSite Realty Corp.	24,106
881	Corporate Office Properties Trust	25,884
698	Cousins Properties, Inc.	28,758
754	CubeSmart	23,736
332	CyrusOne, Inc.	21,723
614	Douglas Emmett, Inc.	26,955
210	EastGroup Properties, Inc.	27,861
341	EPR Properties	24,088
663	First Industrial Realty Trust, Inc.	27,521
686	Gaming and Leisure Properties, Inc.	29,532

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
783	Healthcare Realty Trust, Inc.	$26,129
893	Healthcare Trust of America, Inc., Class A	27,040
585	Highwoods Properties, Inc.	28,612
784	Hudson Pacific Properties, Inc.	29,518
810	Iron Mountain, Inc.	25,815
669	JBG SMITH Properties	26,686
337	Kilroy Realty Corp.	28,274
1,257	Kimco Realty Corp.	26,032
320	Lamar Advertising Co., Class A	28,563
512	Liberty Property Trust	30,746
249	Life Storage, Inc.	26,962
833	Macerich (The) Co.	22,424
1,342	Medical Properties Trust, Inc.	28,330
319	National Health Investors, Inc.	25,992
465	National Retail Properties, Inc.	24,933
629	Omega Healthcare Investors, Inc.	26,638
947	Outfront Media, Inc.	25,399
1,966	Paramount Group, Inc.	27,367
1,051	Park Hotels & Resorts, Inc.	27,189
943	Pebblebrook Hotel Trust	25,282
1,478	Physicians Realty Trust	27,993
144	PS Business Parks, Inc.	23,741
931	Rayonier, Inc.	30,500
596	Rexford Industrial Realty, Inc.	27,219
1,545	RLJ Lodging Trust	27,377
321	Ryman Hospitality Properties, Inc.	27,818
1,143	Sabra Health Care REIT, Inc.	24,392
1,020	Service Properties Trust	24,817
321	SL Green Realty Corp.	29,493
549	Spirit Realty Capital, Inc.	27,000
890	STAG Industrial, Inc.	28,097
703	STORE Capital Corp.	26,180
1,910	Sunstone Hotel Investors, Inc.	26,587
515	Terreno Realty Corp.	27,882
2,683	VEREIT, Inc.	24,791
901	Weingarten Realty Investors	28,147
		1,437,892
	Mortgage Real Estate Investment Trusts – 1.4%
1,631	AGNC Investment Corp.	28,836
1,369	Apollo Commercial Real Estate Finance, Inc.	25,039
733	Blackstone Mortgage Trust, Inc., Class A	27,282
1,342	Chimera Investment Corp.	27,592
3,566	MFA Financial, Inc.	27,280
1,674	New Residential Investment Corp.	26,968
1,084	Starwood Property Trust, Inc.	26,948
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
1,999	Two Harbors Investment Corp.	$29,226
		219,171
	Total Real Estate Investment Trusts	1,657,063
	(Cost $1,557,703)
	Total Investments – 99.7%	15,234,526
	(Cost $14,349,599) (a)
	Net Other Assets and Liabilities – 0.3%	39,611
	Net Assets – 100.0%	$15,274,137

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,375,071 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $490,144. The net unrealized appreciation was $884,927.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,577,463	$ 13,577,463	$ —	$ —
Real Estate Investment Trusts*	1,657,063	1,657,063	—	—
Total Investments	$ 15,234,526	$ 15,234,526	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.2%
	Aerospace & Defense – 1.0%
442	AAR Corp.	$19,934
259	Cubic Corp.	16,465
225	Moog, Inc., Class A	19,199
796	Triumph Group, Inc.	20,115
		75,713
	Air Freight & Logistics – 0.3%
286	Forward Air Corp.	20,006
	Airlines – 0.6%
137	Allegiant Travel Co.	23,844
784	Hawaiian Holdings, Inc.	22,963
		46,807
	Auto Components – 1.5%
909	Adient PLC (a)	19,316
799	Cooper Tire & Rubber Co.	22,971
1,445	Dana, Inc.	26,299
227	LCI Industries	24,319
430	Standard Motor Products, Inc.	22,885
		115,790
	Automobiles – 0.4%
544	Winnebago Industries, Inc.	28,821
	Banks – 8.8%
281	1st Source Corp.	14,578
232	BancFirst Corp.	14,486
229	Banner Corp.	12,959
439	Berkshire Hills Bancorp, Inc.	14,434
1,101	Boston Private Financial Holdings, Inc.	13,245
872	Brookline Bancorp, Inc.	14,353
733	Cadence BanCorp	13,289
169	City Holding Co.	13,850
288	Eagle Bancorp, Inc.	14,005
315	Enterprise Financial Services Corp.	15,186
342	FB Financial Corp.	13,540
358	First Bancorp	14,288
1,288	First BanCorp	13,640
508	First Busey Corp.	13,970
968	First Commonwealth Financial Corp.	14,046
525	First Financial Bancorp	13,356
319	First Interstate BancSystem, Inc., Class A	13,372
341	First Merchants Corp.	14,182
660	First Midwest Bancorp, Inc.	15,220
389	Great Western Bancorp, Inc.	13,514
287	Heartland Financial USA, Inc.	14,275
476	Heritage Financial Corp.	13,471
538	Hilltop Holdings, Inc.	13,412
895	Hope Bancorp, Inc.	13,300
172	Independent Bank Corp.	14,319
244	Independent Bank Group, Inc.	13,527
Shares	Description	Value

	Banks (Continued)
333	International Bancshares Corp.	$14,342
292	Lakeland Financial Corp.	14,288
376	National Bank Holdings Corp., Class A	13,243
351	NBT Bancorp, Inc.	14,237
587	OFG Bancorp	13,859
412	Pacific Premier Bancorp, Inc.	13,433
136	Park National Corp.	13,924
367	Renasant Corp.	12,999
352	S&T Bancorp, Inc.	14,182
381	Sandy Spring Bancorp, Inc.	14,432
388	ServisFirst Bancshares, Inc.	14,620
516	Simmons First National Corp., Class A	13,824
377	Southside Bancshares, Inc.	14,002
350	Stock Yards Bancorp, Inc.	14,371
158	Tompkins Financial Corp.	14,457
462	Towne Bank	12,853
354	TriCo Bancshares	14,447
377	Trustmark Corp.	13,010
453	United Community Banks, Inc.	13,989
529	Veritex Holdings, Inc.	15,410
266	Washington Trust Bancorp, Inc.	14,308
344	WesBanco, Inc.	13,000
207	Westamerica Bancorporation	14,028
		683,075
	Beverages – 0.3%
69	Coca-Cola Consolidated, Inc.	19,599
	Building Products – 1.2%
397	AAON, Inc.	19,616
565	Advanced Drainage Systems, Inc.	21,945
467	Apogee Enterprises, Inc.	15,177
206	CSW Industrials, Inc.	15,862
457	Universal Forest Products, Inc.	21,799
		94,399
	Capital Markets – 2.2%
455	Artisan Partners Asset Management, Inc., Class A	14,706
2,337	BGC Partners, Inc., Class A	13,882
235	Cohen & Steers, Inc.	14,749
226	Hamilton Lane, Inc., Class A	13,470
285	Houlihan Lokey, Inc.	13,928
391	Moelis & Co., Class A	12,481
170	Piper Jaffray Cos.	13,590
316	PJT Partners, Inc., Class A	14,261
493	Tradeweb Markets, Inc., Class A	22,850
786	Virtu Financial, Inc., Class A	12,568
748	Waddell & Reed Financial, Inc., Class A	12,506
2,460	WisdomTree Investments, Inc.	11,906
		170,897

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 2.0%
313	Cabot Corp.	$14,874
130	Chase Corp.	15,402
305	HB Fuller Co.	15,729
159	Innospec, Inc.	16,447
1,148	Kronos Worldwide, Inc.	15,383
267	Minerals Technologies, Inc.	15,387
435	PolyOne Corp.	16,004
90	Quaker Chemical Corp.	14,807
146	Stepan Co.	14,956
331	Trinseo S.A.	12,317
		151,306
	Commercial Services & Supplies – 5.0%
2,114	ACCO Brands Corp.	19,787
343	Brady Corp., Class A	19,640
1,054	Covanta Holding Corp.	15,641
371	Deluxe Corp.	18,520
5,359	Healthcare Services Group, Inc.	130,331
453	Herman Miller, Inc.	18,867
588	HNI Corp.	22,027
823	Knoll, Inc.	20,789
581	Matthews International Corp., Class A	22,177
262	McGrath RentCorp	20,053
494	Mobile Mini, Inc.	18,728
1,134	Steelcase, Inc., Class A	23,202
285	U.S. Ecology, Inc.	16,504
306	Viad Corp.	20,655
		386,921
	Communications Equipment – 1.4%
1,197	InterDigital, Inc.	65,225
1,683	Plantronics, Inc.	46,013
		111,238
	Construction & Engineering – 1.2%
845	Arcosa, Inc.	37,645
412	Comfort Systems USA, Inc.	20,538
567	Granite Construction, Inc.	15,689
929	Primoris Services Corp.	20,661
		94,533
	Consumer Finance – 0.2%
202	Nelnet, Inc., Class A	11,764
	Containers & Packaging – 0.5%
481	Greif, Inc., Class A	21,260
1,774	O-I Glass, Inc.	21,164
		42,424
	Distributors – 0.2%
641	Core-Mark Holding Co., Inc.	17,429
Shares	Description	Value

	Diversified Financial Services – 0.2%
1,610	FGL Holdings	$17,147
	Diversified Telecommunication Services – 0.2%
276	ATN International, Inc.	15,288
	Electric Utilities – 0.4%
216	MGE Energy, Inc.	17,025
339	Otter Tail Corp.	17,387
		34,412
	Electrical Equipment – 0.5%
418	AZZ, Inc.	19,207
324	Encore Wire Corp.	18,598
		37,805
	Electronic Equipment, Instruments & Components – 2.5%
1,199	AVX Corp.	24,543
339	Badger Meter, Inc.	22,011
342	Belden, Inc.	18,810
627	Benchmark Electronics, Inc.	21,544
563	CTS Corp.	16,896
1,002	KEMET Corp.	27,104
542	Methode Electronics, Inc.	21,328
330	MTS Systems Corp.	15,850
1,076	Vishay Intertechnology, Inc.	22,908
		190,994
	Energy Equipment & Services – 2.6%
2,899	Archrock, Inc.	29,106
620	Core Laboratories N.V.	23,355
2,669	Liberty Oilfield Services, Inc., Class A	29,679
15,457	Nabors Industries Ltd.	44,516
3,381	Patterson-UTI Energy, Inc.	35,501
5,152	RPC, Inc.	26,997
1,482	US Silica Holdings, Inc.	9,114
		198,268
	Food & Staples Retailing – 0.9%
930	Andersons (The), Inc.	23,510
289	PriceSmart, Inc.	20,525
540	Weis Markets, Inc.	21,865
		65,900
	Food Products – 1.3%
1,103	B&G Foods, Inc.	19,777
219	Calavo Growers, Inc.	19,839
522	Cal-Maine Foods, Inc.	22,315
612	Fresh Del Monte Produce, Inc.	21,408
562	Tootsie Roll Industries, Inc.	19,187
		102,526

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 0.5%
181	Chesapeake Utilities Corp.	$17,345
242	Northwest Natural Holding Co.	17,843
		35,188
	Health Care Equipment & Supplies – 3.8%
167	Atrion Corp.	125,500
1,354	CONMED Corp.	151,418
77	Mesa Laboratories, Inc.	19,204
		296,122
	Health Care Providers & Services – 5.5%
1,590	National HealthCare Corp.	137,424
316	National Research Corp.	20,837
7,305	Patterson Cos., Inc.	149,606
997	US Physical Therapy, Inc.	114,007
		421,874
	Hotels, Restaurants & Leisure – 2.5%
1,087	Bloomin’ Brands, Inc.	23,990
482	Brinker International, Inc.	20,244
494	Cheesecake Factory (The), Inc.	19,197
528	Dave & Buster’s Entertainment, Inc.	21,210
271	Dine Brands Global, Inc.	22,634
226	Jack in the Box, Inc.	17,635
393	Papa John’s International, Inc.	24,818
1,013	Red Rock Resorts, Inc., Class A	24,261
901	Twin River Worldwide Holdings, Inc.	23,110
		197,099
	Household Durables – 0.8%
614	KB Home	21,042
621	La-Z-Boy, Inc.	19,549
484	MDC Holdings, Inc.	18,469
		59,060
	Household Products – 0.6%
396	Spectrum Brands Holdings, Inc.	25,459
114	WD-40 Co.	22,132
		47,591
	Independent Power & Renewable Electricity Producers – 0.4%
704	Clearway Energy, Inc., Class C	14,045
641	Pattern Energy Group, Inc., Class A	17,150
		31,195
	Industrial Conglomerates – 0.2%
545	Raven Industries, Inc.	18,781
Shares	Description	Value

	Insurance – 2.3%
531	American Equity Investment Life Holding Co.	$15,893
195	AMERISAFE, Inc.	12,876
183	Argo Group International Holdings Ltd.	12,032
812	CNO Financial Group, Inc.	14,721
295	Employers Holdings, Inc.	12,316
216	FBL Financial Group, Inc., Class A	12,729
277	Horace Mann Educators Corp.	12,094
251	James River Group Holdings Ltd.	10,344
124	Kinsale Capital Group, Inc.	12,606
48	National Western Life Group, Inc., Class A	13,962
319	ProAssurance Corp.	11,529
127	Safety Insurance Group, Inc.	11,751
397	State Auto Financial Corp.	12,315
273	United Fire Group, Inc.	11,938
		177,106
	IT Services – 3.2%
1,215	CSG Systems International, Inc.	62,913
584	EVERTEC, Inc.	19,879
255	ManTech International Corp., Class A	20,369
3,041	NIC, Inc.	67,966
4,020	Switch, Inc., Class A	59,577
381	TTEC Holdings, Inc.	15,095
		245,799
	Leisure Products – 0.9%
790	Acushnet Holdings Corp.	25,675
1,075	Callaway Golf Co.	22,790
500	Sturm Ruger & Co., Inc.	23,515
		71,980
	Life Sciences Tools & Services – 1.9%
6,304	Luminex Corp.	146,001
	Machinery – 6.5%
830	Actuant Corp., Class A	21,605
155	Alamo Group, Inc.	19,460
202	Albany International Corp., Class A	15,336
658	Altra Industrial Motion Corp.	23,826
354	Barnes Group, Inc.	21,934
500	Columbus McKinnon Corp.	20,015
409	Douglas Dynamics, Inc.	22,495
265	EnPro Industries, Inc.	17,723
229	ESCO Technologies, Inc.	21,183
557	Federal Signal Corp.	17,963
381	Franklin Electric Co., Inc.	21,839
524	Gorman-Rupp (The) Co.	19,650
605	Greenbrier (The) Cos., Inc.	19,620
449	Helios Technologies, Inc.	20,757

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
666	Hillenbrand, Inc.	$22,184
208	Kadant, Inc.	21,911
196	Lindsay Corp.	18,814
635	Mueller Industries, Inc.	20,161
1,621	Mueller Water Products, Inc., Class A	19,420
1,594	REV Group, Inc.	19,495
250	Standex International Corp.	19,838
258	Tennant Co.	20,103
702	Terex Corp.	20,906
926	Trinity Industries, Inc.	20,511
194	Watts Water Technologies, Inc., Class A	19,353
		506,102
	Marine – 0.3%
486	Matson, Inc.	19,829
	Media – 1.1%
1,549	EW Scripps (The) Co., Class A	24,335
468	John Wiley & Sons, Inc., Class A	22,707
561	Meredith Corp.	18,216
545	Scholastic Corp.	20,955
		86,213
	Metals & Mining – 1.9%
275	Carpenter Technology Corp.	13,689
817	Commercial Metals Co.	18,195
251	Compass Minerals International, Inc.	15,301
8,066	Hecla Mining Co.	27,344
143	Kaiser Aluminum Corp.	15,857
231	Materion Corp.	13,733
1,229	United States Steel Corp.	14,023
727	Warrior Met Coal, Inc.	15,361
394	Worthington Industries, Inc.	16,619
		150,122
	Multiline Retail – 0.6%
840	Big Lots, Inc.	24,125
311	Dillard’s, Inc., Class A	22,852
		46,977
	Multi-Utilities – 0.2%
272	Unitil Corp.	16,815
	Oil, Gas & Consumable Fuels – 2.3%
191	Arch Coal, Inc., Class A	13,702
4,632	Kosmos Energy Ltd.	26,402
964	Peabody Energy Corp.	8,792
7,812	QEP Resources, Inc.	35,154
7,567	Range Resources Corp.	36,700
2,983	SM Energy Co.	33,529
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
456	World Fuel Services Corp.	$19,800
		174,079
	Paper & Forest Products – 0.9%
561	Boise Cascade Co.	20,493
396	Domtar Corp.	15,143
218	Neenah, Inc.	15,354
379	Schweitzer-Mauduit International, Inc.	15,914
		66,904
	Personal Products – 0.8%
298	Inter Parfums, Inc.	21,668
201	Medifast, Inc.	22,025
490	Nu Skin Enterprises, Inc., Class A	20,080
		63,773
	Professional Services – 2.0%
1,954	Forrester Research, Inc. (a)	81,482
216	ICF International, Inc.	19,790
752	Kelly Services, Inc., Class A	16,980
482	Kforce, Inc.	19,135
472	Korn Ferry	20,013
		157,400
	Real Estate Management & Development – 0.2%
1,418	Newmark Group, Inc., Class A	19,079
	Road & Rail – 1.0%
847	Heartland Express, Inc.	17,829
877	Marten Transport Ltd.	18,847
839	Schneider National, Inc., Class B	18,307
516	Werner Enterprises, Inc.	18,777
		73,760
	Semiconductors & Semiconductor Equipment – 1.6%
694	Power Integrations, Inc.	68,644
3,036	Xperi Corp.	56,166
		124,810
	Software – 2.4%
1,491	Ebix, Inc.	49,814
1,650	Progress Software Corp.	68,558
8,246	TiVo Corp.	69,926
		188,298
	Specialty Retail – 3.5%
1,319	Abercrombie & Fitch Co., Class A	22,806
1,934	Bed Bath & Beyond, Inc.	33,458
999	Buckle (The), Inc.	27,013

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
267	Children’s Place (The), Inc.	$16,693
1,202	Designer Brands, Inc., Class A	18,919
504	Dick’s Sporting Goods, Inc.	24,943
223	Group 1 Automotive, Inc.	22,300
1,110	Guess?, Inc.	24,842
11,725	Office Depot, Inc.	32,126
798	Rent-A-Center, Inc.	23,014
1,228	Signet Jewelers Ltd.	26,697
		272,811
	Textiles, Apparel & Luxury Goods – 0.9%
594	Kontoor Brands, Inc.	24,942
291	Oxford Industries, Inc.	21,947
738	Wolverine World Wide, Inc.	24,900
		71,789
	Thrifts & Mortgage Finance – 1.7%
936	Capitol Federal Financial, Inc.	12,851
344	Flagstar Bancorp, Inc.	13,158
986	Kearny Financial Corp.	13,636
685	Meridian Bancorp, Inc.	13,762
394	Meta Financial Group, Inc.	14,385
784	Northwest Bancshares, Inc.	13,038
544	OceanFirst Financial Corp.	13,894
524	Provident Financial Services, Inc.	12,917
230	Walker & Dunlop, Inc.	14,876
291	WSFS Financial Corp.	12,801
		135,318
	Tobacco – 0.6%
381	Universal Corp.	21,740
1,752	Vector Group Ltd.	23,459
		45,199
	Trading Companies & Distributors – 1.7%
812	Aircastle Ltd.	25,992
321	Applied Industrial Technologies, Inc.	21,407
631	H&E Equipment Services, Inc.	21,094
306	Kaman Corp.	20,172
472	Rush Enterprises, Inc., Class A	21,948
538	Triton International Ltd.	21,628
		132,241
	Water Utilities – 0.7%
326	California Water Service Group	16,808
266	Middlesex Water Co.	16,910
253	SJW Group	17,978
		51,696
Shares	Description	Value

	Wireless Telecommunication Services – 0.3%
507	Shenandoah Telecommunications Co.	$21,096
	Total Common Stocks	6,905,169
	(Cost $6,493,891)
REAL ESTATE INVESTMENT TRUSTS – 10.2%
	Equity Real Estate Investment Trusts – 8.3%
449	Acadia Realty Trust	11,643
524	Alexander & Baldwin, Inc.	10,983
37	Alexander’s, Inc.	12,223
921	American Finance Trust, Inc.	12,212
710	Armada Hoffler Properties, Inc.	13,029
847	Brandywine Realty Trust	13,340
629	Brookfield Property REIT, Inc.	11,602
547	CareTrust REIT, Inc.	11,285
2,135	Colony Capital, Inc.	10,141
608	Columbia Property Trust, Inc.	12,713
744	CoreCivic, Inc.	12,931
1,254	DiamondRock Hospitality Co.	13,894
603	Easterly Government Properties, Inc.	14,309
901	Empire State Realty Trust, Inc., Class A	12,578
561	Essential Properties Realty Trust, Inc.	13,918
454	Four Corners Property Trust, Inc.	12,798
741	GEO Group (The), Inc.	12,308
401	Getty Realty Corp.	13,181
658	Global Net Lease, Inc.	13,344
440	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,159
898	Independence Realty Trust, Inc.	12,644
605	Industrial Logistics Properties Trust	13,564
139	Innovative Industrial Properties, Inc.	10,546
796	Kite Realty Group Trust	15,546
1,254	Lexington Realty Trust	13,317
251	LTC Properties, Inc.	11,237
593	Mack-Cali Realty Corp.	13,716
892	Monmouth Real Estate Investment Corp.	12,916
385	National Storage Affiliates Trust	12,944
275	NexPoint Residential Trust, Inc.	12,375
419	Office Properties Income Trust	13,467
615	Piedmont Office Realty Trust, Inc., Class A	13,678
313	PotlatchDeltic Corp.	13,544
250	QTS Realty Trust, Inc., Class A	13,568
704	Retail Opportunity Investments Corp.	12,433
1,043	Retail Properties of America, Inc.	13,976
948	RPT Realty	14,258
421	Safehold, Inc.	16,966

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
236	Saul Centers, Inc.	$12,456
1,389	Senior Housing Properties Trust	11,723
302	Seritage Growth Properties	12,104
851	SITE Centers Corp.	11,931
1,108	Summit Hotel Properties, Inc.	13,673
830	Tanger Factory Outlet Centers, Inc.	12,226
315	Taubman Centers, Inc.	9,793
1,655	Uniti Group, Inc.	13,588
125	Universal Health Realty Income Trust	14,670
649	Urban Edge Properties	12,448
469	Washington Real Estate Investment Trust	13,685
608	Xenia Hotels & Resorts, Inc.	13,139
		644,722
	Mortgage Real Estate Investment Trusts – 1.9%
980	Arbor Realty Trust, Inc.	14,063
767	ARMOUR Residential REIT, Inc.	13,706
889	Colony Credit Real Estate, Inc.	11,699
685	Granite Point Mortgage Trust, Inc.	12,590
839	Invesco Mortgage Capital, Inc.	13,969
658	KKR Real Estate Finance Trust, Inc.	13,437
744	Ladder Capital Corp.	13,422
2,110	New York Mortgage Trust, Inc.	13,145
578	PennyMac Mortgage Investment Trust	12,884
783	Redwood Trust, Inc.	12,951
648	TPG RE Finance Trust, Inc.	13,135
		145,001
	Total Real Estate Investment Trusts	789,723
	(Cost $751,150)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.3%
	Capital Markets – 0.3%
677	Bain Capital Specialty Finance, Inc.	13,377
Shares	Description	Value

	Capital Markets (Continued)
891	TCG BDC, Inc.	$11,922
	Total Common Stocks - Business Development Companies	25,299
	(Cost $27,036)
	Total Investments – 99.7%	7,720,191
	(Cost $7,272,077) (b)
	Net Other Assets and Liabilities – 0.3%	19,803
	Net Assets – 100.0%	$7,739,994

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $818,123 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $370,009. The net unrealized appreciation was $448,114.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,905,169	$ 6,905,169	$ —	$ —
Real Estate Investment Trusts*	789,723	789,723	—	—
Common Stocks - Business Development Companies*	25,299	25,299	—	—
Total Investments	$ 7,720,191	$ 7,720,191	$—	$—

*	See Portfolio of Investments for industry breakout.

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.1%
	Aerospace & Defense – 1.8%
154	General Dynamics Corp.	$27,158
76	Lockheed Martin Corp.	29,593
208	United Technologies Corp.	31,150
		87,901
	Air Freight & Logistics – 1.2%
366	CH Robinson Worldwide, Inc.	28,621
260	United Parcel Service, Inc., Class B	30,436
		59,057
	Airlines – 0.7%
606	Delta Air Lines, Inc.	35,439
	Automobiles – 1.0%
3,294	Ford Motor Co.	30,634
498	General Motors Co.	18,227
		48,861
	Banks – 4.2%
300	Bank of America Corp.	10,566
158	Citigroup, Inc.	12,623
411	Citizens Financial Group, Inc.	16,691
243	Comerica, Inc.	17,435
497	Fifth Third Bancorp	15,278
1,133	Huntington Bancshares, Inc.	17,086
94	JPMorgan Chase & Co.	13,103
884	KeyCorp	17,892
65	M&T Bank Corp.	11,034
82	PNC Financial Services Group (The), Inc.	13,090
930	Regions Financial Corp.	15,959
237	Truist Financial Corp.	13,348
202	US Bancorp	11,976
293	Wells Fargo & Co.	15,763
		201,844
	Beverages – 0.8%
247	Coca-Cola (The) Co.	13,671
251	Molson Coors Brewing Co., Class B	13,529
92	PepsiCo, Inc.	12,574
		39,774
	Biotechnology – 5.0%
1,242	AbbVie, Inc.	109,967
259	Amgen, Inc.	62,437
1,046	Gilead Sciences, Inc.	67,969
		240,373
	Building Products – 0.6%
711	Johnson Controls International PLC	28,945
	Capital Markets – 2.4%
70	Ameriprise Financial, Inc.	11,661
Shares	Description	Value

	Capital Markets (Continued)
228	Bank of New York Mellon (The) Corp.	$11,475
26	BlackRock, Inc.	13,070
505	Franklin Resources, Inc.	13,120
278	Morgan Stanley	14,212
114	Northern Trust Corp.	12,111
223	State Street Corp.	17,639
92	T Rowe Price Group, Inc.	11,209
223	TD Ameritrade Holding Corp.	11,083
		115,580
	Chemicals – 1.1%
134	CF Industries Holdings, Inc.	6,397
167	Dow, Inc.	9,140
89	DuPont de Nemours, Inc.	5,714
123	Eastman Chemical Co.	9,749
53	International Flavors & Fragrances, Inc.	6,838
138	LyondellBasell Industries N.V., Class A	13,038
		50,876
	Communications Equipment – 1.1%
1,064	Cisco Systems, Inc.	51,029
	Consumer Finance – 0.2%
296	Synchrony Financial	10,659
	Containers & Packaging – 0.3%
309	International Paper Co.	14,229
	Distributors – 0.3%
140	Genuine Parts Co.	14,872
	Diversified Financial Services – 0.2%
462	AXA Equitable Holdings, Inc.	11,448
	Diversified Telecommunication Services – 2.3%
772	AT&T, Inc.	30,170
4,509	CenturyLink, Inc.	59,564
360	Verizon Communications, Inc.	22,104
		111,838
	Electric Utilities – 1.8%
102	Alliant Energy Corp.	5,581
64	American Electric Power Co., Inc.	6,049
86	Duke Energy Corp.	7,844
91	Edison International	6,862
56	Entergy Corp.	6,709
90	Evergy, Inc.	5,858
61	Eversource Energy	5,189
130	Exelon Corp.	5,927
136	FirstEnergy Corp.	6,610

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
66	Pinnacle West Capital Corp.	$5,935
351	PPL Corp.	12,594
101	Southern (The) Co.	6,434
80	Xcel Energy, Inc.	5,079
		86,671
	Electrical Equipment – 2.8%
531	Eaton Corp. PLC	50,296
577	Emerson Electric Co.	44,002
188	Rockwell Automation, Inc.	38,102
		132,400
	Electronic Equipment, Instruments & Components – 1.1%
1,831	Corning, Inc.	53,300
	Energy Equipment & Services – 1.1%
477	Baker Hughes Co.	12,226
722	Halliburton Co.	17,667
610	Schlumberger Ltd.	24,522
		54,415
	Food & Staples Retailing – 1.5%
1,209	Kroger (The) Co.	35,049
606	Walgreens Boots Alliance, Inc.	35,730
		70,779
	Food Products – 2.7%
378	Archer-Daniels-Midland Co.	17,520
293	Campbell Soup Co.	14,480
416	Conagra Brands, Inc.	14,244
297	General Mills, Inc.	15,908
131	JM Smucker (The) Co.	13,641
250	Kellogg Co.	17,290
1,077	Kraft Heinz (The) Co.	34,604
		127,687
	Health Care Providers & Services – 2.6%
1,468	Cardinal Health, Inc.	74,252
697	CVS Health Corp.	51,780
		126,032
	Hotels, Restaurants & Leisure – 7.6%
1,450	Carnival Corp.	73,703
310	Darden Restaurants, Inc.	33,793
1,271	Las Vegas Sands Corp.	87,750
139	McDonald’s Corp.	27,468
340	Royal Caribbean Cruises Ltd.	45,393
173	Vail Resorts, Inc.	41,491
410	Wynn Resorts Ltd.	56,937
		366,535
Shares	Description	Value

	Household Durables – 0.3%
141	Garmin Ltd.	$13,756
	Household Products – 1.0%
79	Clorox (The) Co.	12,130
145	Colgate-Palmolive Co.	9,982
93	Kimberly-Clark Corp.	12,792
87	Procter & Gamble (The) Co.	10,866
		45,770
	Independent Power & Renewable Electricity Producers – 0.2%
426	AES Corp.	8,477
	Industrial Conglomerates – 1.0%
277	3M Co.	48,868
	Insurance – 2.1%
167	American International Group, Inc.	8,572
252	Fidelity National Financial, Inc.	11,428
160	Lincoln National Corp.	9,442
313	MetLife, Inc.	15,954
269	Principal Financial Group, Inc.	14,795
184	Progressive (The) Corp.	13,320
195	Prudential Financial, Inc.	18,279
58	Travelers (The) Cos., Inc.	7,943
		99,733
	IT Services – 3.8%
1,755	DXC Technology Co.	65,971
576	International Business Machines Corp.	77,207
454	Paychex, Inc.	38,617
		181,795
	Leisure Products – 0.2%
86	Hasbro, Inc.	9,082
	Machinery – 2.6%
298	Caterpillar, Inc.	44,009
235	Cummins, Inc.	42,055
219	Illinois Tool Works, Inc.	39,339
		125,403
	Media – 1.0%
576	Omnicom Group, Inc.	46,668
	Metals & Mining – 0.2%
167	Nucor Corp.	9,399
	Multiline Retail – 0.8%
313	Target Corp.	40,130
	Multi-Utilities – 1.3%
62	Ameren Corp.	4,762
264	CenterPoint Energy, Inc.	7,199
78	CMS Energy Corp.	4,902

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
69	Consolidated Edison, Inc.	$6,243
115	Dominion Energy, Inc.	9,524
45	DTE Energy Co.	5,844
187	NiSource, Inc.	5,206
102	Public Service Enterprise Group, Inc.	6,023
37	Sempra Energy	5,605
54	WEC Energy Group, Inc.	4,980
		60,288
	Oil, Gas & Consumable Fuels – 3.2%
119	Chevron Corp.	14,341
134	ConocoPhillips	8,714
242	Exxon Mobil Corp.	16,887
755	Kinder Morgan, Inc.	15,983
198	Marathon Petroleum Corp.	11,929
564	Occidental Petroleum Corp.	23,242
228	ONEOK, Inc.	17,253
85	Phillips 66	9,470
172	Valero Energy Corp.	16,108
911	Williams (The) Cos., Inc.	21,609
		155,536
	Pharmaceuticals – 6.1%
1,083	Bristol-Myers Squibb Co.	69,518
341	Eli Lilly & Co.	44,818
377	Johnson & Johnson	54,993
530	Merck & Co., Inc.	48,203
1,879	Pfizer, Inc.	73,619
		291,151
	Road & Rail – 0.7%
177	Union Pacific Corp.	32,000
	Semiconductors & Semiconductor Equipment – 6.7%
266	Broadcom, Inc.	84,061
895	Intel Corp.	53,566
1,059	Maxim Integrated Products, Inc.	65,139
814	QUALCOMM, Inc.	71,819
352	Texas Instruments, Inc.	45,158
		319,743
	Software – 2.9%
900	VMware, Inc., Class A (a)	136,611
	Specialty Retail – 2.7%
568	Best Buy Co., Inc.	49,870
131	Home Depot (The), Inc.	28,608
365	Tiffany & Co.	48,782
		127,260
	Technology Hardware, Storage & Peripherals – 7.3%
3,733	Hewlett Packard Enterprise Co.	59,205
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
3,418	HP, Inc.	$70,240
1,163	NetApp, Inc.	72,397
1,663	Seagate Technology PLC	98,949
805	Western Digital Corp.	51,093
		351,884
	Textiles, Apparel & Luxury Goods – 0.2%
111	VF Corp.	11,062
	Tobacco – 1.6%
892	Altria Group, Inc.	44,520
367	Philip Morris International, Inc.	31,228
		75,748
	Trading Companies & Distributors – 0.8%
1,048	Fastenal Co.	38,724
	Total Common Stocks	4,369,632
	(Cost $4,070,648)
REAL ESTATE INVESTMENT TRUSTS – 8.6%
	Equity Real Estate Investment Trusts – 7.5%
67	Alexandria Real Estate Equities, Inc.	10,826
53	AvalonBay Communities, Inc.	11,114
91	Boston Properties, Inc.	12,545
104	Camden Property Trust	11,034
94	Crown Castle International Corp.	13,362
102	Digital Realty Trust, Inc.	12,214
302	Duke Realty Corp.	10,470
122	Equity Residential	9,872
29	Essex Property Trust, Inc.	8,725
104	Extra Space Storage, Inc.	10,985
90	Federal Realty Investment Trust	11,586
472	Healthpeak Properties, Inc.	16,270
1,083	Host Hotels & Resorts, Inc.	20,090
91	Mid-America Apartment Communities, Inc.	11,999
115	Prologis, Inc.	10,251
54	Public Storage	11,500
186	Realty Income Corp.	13,695
194	Regency Centers Corp.	12,240
137	Simon Property Group, Inc.	20,408
229	UDR, Inc.	10,694
241	Ventas, Inc.	13,915
915	VICI Properties, Inc.	23,378
261	Vornado Realty Trust	17,357
171	Welltower, Inc.	13,984
717	Weyerhaeuser Co.	21,653
209	WP Carey, Inc.	16,728
		356,895

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 1.1%
5,750	Annaly Capital Management, Inc.	$54,165
	Total Real Estate Investment Trusts	411,060
	(Cost $394,126)
	Total Investments – 99.7%	4,780,692
	(Cost $4,464,774) (b)
	Net Other Assets and Liabilities – 0.3%	15,863
	Net Assets – 100.0%	$4,796,555

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $458,818 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $142,900. The net unrealized appreciation was $315,918.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,369,632	$ 4,369,632	$ —	$ —
Real Estate Investment Trusts*	411,060	411,060	—	—
Total Investments	$ 4,780,692	$ 4,780,692	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Riskalyze, Nasdaq Riskalyze Large Cap US Equity Select Index, Nasdaq Riskalyze Mid Cap US Equity Select Index, Nasdaq Riskalyze Small Cap US Equity Select Index, Nasdaq Riskalyze Equity Income Select Index, Nasdaq Riskalyze Developed Market Ex-US Equity Select Index, and Nasdaq Riskalyze Emerging Market Equity Select Index are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds.